UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1:	Schedule of Investments

Vanguard U.S. Growth Fund Schedule of Investments May 31, 2008
	Shares	Market Value ($000)

Common Stocks (97.9%)

Consumer Discretionary (5.2%)
NIKE, Inc. Class B	799,910	54,690
* Kohl's Corp.	1,054,023	47,220
* Dick's Sporting Goods, Inc.	2,025,300	46,886
Johnson Controls, Inc.	1,137,415	38,740
Omnicom Group Inc.	626,120	30,686
* Coach, Inc.	777,140	28,210
International Game Technology	578,193	20,618

		267,050

Consumer Staples (3.4%)
The Coca-Cola Co.	840,650	48,136
The Procter & Gamble Co.	524,220	34,625
PepsiCo, Inc.	471,300	32,190
Avon Products, Inc.	753,075	29,415
Wal-Mart de Mexico SA de Cv	634,370	27,785

		172,151

Energy (9.8%)
Schlumberger Ltd.	2,088,730	211,233
* Cameron International Corp.	2,596,240	138,198
Apache Corp.	462,880	62,054
Suncor Energy, Inc.	549,660	37,569
* National Oilwell Varco Inc.	339,300	28,270
* Weatherford International Ltd.	592,800	27,049

		504,373

Financials (6.3%)
Charles Schwab Corp.	3,782,435	83,894
JPMorgan Chase & Co.	1,930,510	83,012
CME Group, Inc.	167,975	72,280
The Goldman Sachs Group, Inc.	361,045	63,692
* IntercontinentalExchange Inc.	127,760	17,656

		320,534

Health Care (21.1%)
* Gilead Sciences, Inc.	3,243,930	179,454
Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,374,960	154,337
* Celgene Corp.	2,532,020	154,099
Alcon, Inc.	915,540	143,740
* Medco Health Solutions, Inc.	2,254,400	109,226
* Genentech, Inc.	1,401,635	99,334
Allergan, Inc.	754,925	43,499
Becton, Dickinson & Co.	512,010	43,239
Baxter International, Inc.	570,700	34,870
* Thermo Fisher Scientific, Inc.	571,020	33,702
* Hologic, Inc.	1,013,260	24,349
* St. Jude Medical, Inc.	592,030	24,125
Aetna Inc.	416,840	19,658
* Intuitive Surgical, Inc.	59,500	17,469

		1,081,101

Industrials (12.9%)
Danaher Corp.	1,940,871	151,737
Fluor Corp.	580,700	108,330
Emerson Electric Co.	1,823,070	106,066
* Jacobs Engineering Group Inc.	565,400	53,589
ABB Ltd. ADR	1,275,495	41,428
Honeywell International Inc.	635,120	37,866
Roper Industries Inc.	565,090	36,754
Fastenal Co.	609,520	30,135
Rockwell Automation, Inc.	460,690	26,973
Joy Global Inc.	310,190	26,127
Expeditors International of Washington, Inc.	526,720	24,798
Rockwell Collins, Inc.	272,740	16,738

		660,541

Information Technology (35.1%)
* Google Inc.	382,100	223,834
* Apple Inc.	1,179,386	222,609
* Research In Motion Ltd.	1,077,900	149,688
* Adobe Systems, Inc.	3,326,435	146,563
* Cisco Systems, Inc.	5,429,053	145,064
QUALCOMM Inc.	2,401,165	116,553
* salesforce.com, inc.	1,524,920	110,267
* MEMC Electronic Materials, Inc.	1,060,860	72,839
Amphenol Corp.	1,521,440	70,945
* Juniper Networks, Inc.	2,564,510	70,575
Microsoft Corp.	2,099,195	59,449
Intel Corp.	2,361,910	54,749
International Business Machines Corp.	421,200	54,516
* NVIDIA Corp.	1,782,905	44,038
* eBay Inc.	1,387,800	41,648
Corning, Inc.	1,469,715	40,182
* Iron Mountain, Inc.	1,193,360	35,837
^ VMware Inc.	507,200	34,829
* EMC Corp.	1,869,600	32,606
* VeriSign, Inc.	796,540	31,893
* FLIR Systems, Inc.	415,550	16,381
* Visa Inc.	142,500	12,306
Applied Materials, Inc.	440,100	8,718
Paychex, Inc.	110,539	3,819

		1,799,908

Materials (4.1%)
Monsanto Co.	757,715	96,533
Praxair, Inc.	795,840	75,653
Air Products & Chemicals, Inc.	353,100	35,988

		208,174

Exchange-Traded Fund (0.0%)
1 Vanguard Growth ETF	3,100	198

Total Common Stocks
(Cost $4,335,405)		5,014,030

Temporary Cash Investments (5.0%)

Money Market Fund (4.7%)
2 Vanguard Market Liquidity Fund, 2.319%	240,762,275	240,762

	Face
	Amount
	($000)

U.S. Agency Obligation (0.3%)
3 Federal National Mortgage Assoc.
4 2.037%, 8/18/08	18,000	17,916

Total Temporary Cash Investments
(Cost $258,683)		258,678

Total Investments (102.9%)
(Cost $4,594,088)		5,272,708

Other Assets and Liabilities - Net (-2.9%)		(150,996)

Net Assets (100%)		5,121,712

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $17,916,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2008, the cost of investment securities for tax purposes was $4,594,088,000. Net unrealized appreciation of investment securities for tax purposes was $678,620,000, consisting of unrealized gains of $818,910,000 on securities that had risen in value since their purchase and $140,290,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 4.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At May 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P Midcap 400 Index	79	34,859	4,600
E-mini S&P Midcap 400 Index	145	12,796	1,700

Vanguard International Growth Fund Schedule of Investments May 31, 2008
	Shares	Market Value ($000)

Common Stocks (94.3%)

Australia (2.2%)
Woodside Petroleum Ltd.	2,777,000	172,897
Woolworths Ltd.	3,995,600	105,980
Brambles Ltd.	9,423,900	73,970
James Hardie Industries NV	7,105,000	37,076
Sims Group Ltd.	770,000	27,673
Amcor Ltd.	3,340,000	19,461

		437,057

Austria (0.1%)
^ Wienerberger AG	442,000	23,409

Belgium (0.1%)
^ Barco NV	315,000	21,452

Brazil (5.9%)
Petroleo Brasileiro SA Series A ADR	5,505,300	332,740
Companhia Vale do Rio Doce Sponsored ADR	7,723,300	254,328
Unibanco-Uniao de Bancos Brasileiros SA	14,987,886	234,701
Banco Itau Holding Financeira SA ADR	6,249,000	191,907
Redecard SA	3,529,000	74,312
Petroleo Brasileiro SA Pfd.	980,000	29,698
Companhia Vale do Rio Doce Pfd. Class A	714,000	23,801
Banco do Brasil SA	1,085,000	21,720
Votorantim Celulose e Papel SA Pfd.	549,910	18,561

		1,181,768

Canada (1.9%)
Niko Resources Ltd.	1,862,962	172,834
Cameco Corp.	4,172,799	170,003
Sherritt International Corp.	1,500,000	22,962
Harry Winston Diamond Corp.	545,714	16,252
1 Harry Winston Diamond Corp.	166,286	4,705

		386,756

China (2.4%)
China Unicom Ltd.	71,390,000	169,055
China Mobile (Hong Kong) Ltd.	7,846,000	115,431
China Resources Enterprise Ltd.	31,410,000	104,278
Denway Motors Ltd.	134,508,000	63,052
^ Chaoda Modern Agriculture Holdings Ltd.	13,728,000	19,349
Ctrip.com International Ltd. ADR	327,600	19,125

		490,290

Denmark (2.8%)
* Vestas Wind Systems A/S	1,485,736	204,246
Danske Bank A/S	4,039,000	138,488
Novo Nordisk A/S B Shares	1,940,000	126,153
^ Novozymes A/S	554,000	59,098
AP Moller-Maersk A/S B Shares	2,250	28,032

		556,017

France (7.2%)
^ Suez SA	3,378,588	251,570
^ L'Oreal SA	2,039,336	248,075
^ Total SA	2,750,169	239,689
AXA	6,252,000	221,121
Groupe Danone	1,853,655	162,183
^ Essilor International SA	2,333,000	146,677
STMicroelectronics NV	9,068,000	118,158
*^ Societe Generale Class A	525,500	54,602
* Societe Generale - New	128,268	13,131

		1,455,206

Germany (8.2%)
Siemens AG	2,447,000	276,987
E.On AG	1,000,000	212,495
*^ SAP AG	3,723,500	205,761
^ Adidas AG	2,884,674	203,248
Porsche AG	858,400	159,809
^ Deutsche Bank AG	1,073,000	114,017
*^ Q-Cells AG	850,500	103,278
^ Linde AG	675,985	101,260
^ Bayerische Motoren Werke AG	1,457,300	86,199
^ Celesio AG	1,522,800	64,413
^ Solarworld AG	1,093,498	56,278
K+S AG	94,200	44,001
Symrise AG	1,020,000	25,423

		1,653,169

Greece (0.5%)
EFG Eurobank Ergasias	3,625,699	103,149

Hong Kong (4.8%)
Swire Pacific Ltd. A Shares	18,715,000	213,601
Industrial and Commercial Bank of China Ltd. Class H	178,473,000	133,678
Esprit Holdings Ltd.	10,375,400	121,475
Shangri-La Asia Ltd.	36,040,000	121,472
Jardine Matheson Holdings Ltd.	3,663,200	118,950
Hong Kong Exchanges & Clearing Ltd.	6,214,500	106,986
CNOOC Ltd.	44,035,000	77,967
Li & Fung Ltd.	10,292,000	39,000
^ Techtronic Industries Co., Ltd.	18,699,943	17,876
Hutchison Telecommunications International Ltd.	8,549,000	12,468

		963,473

India (0.9%)
* 1 Bharti Airtel Ltd. Warrants Exp. 8/10/10	4,459,000	92,063
1 State Bank of India Warrants Exp. 1/28/09	2,428,800	83,982

		176,045

Ireland (0.9%)
Allied Irish Banks PLC	3,997,260	79,656
Anglo Irish Bank Corp. PLC	5,649,000	73,771
Kerry Group PLC A Shares	775,000	23,381

		176,808

Israel (1.9%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	6,124,603	280,078
Makhteshim-Agan Industries Ltd.	10,576,000	99,209

		379,287

Italy (2.3%)
Unicredito Italiano SpA	45,858,553	320,811
Intesa Sanpaolo SpA	23,090,662	151,513

		472,324

Japan (11.9%)
Honda Motor Co., Ltd.	8,024,600	266,544
Canon, Inc.	3,626,600	196,234
Toray Industries, Inc.	25,933,000	169,941
Central Japan Railway Co.	15,374	150,298
Mitsubishi Corp.	4,132,000	142,788
Sony Corp.	2,729,000	137,379
* Mitsui Sumitomo Insurance Group Holdings, Inc.	3,434,100	135,187
SMC Corp.	1,055,800	132,620
Sumitomo Mitsui Financial Group, Inc.	14,800	127,464
Nintendo Co.	209,600	115,447
Komatsu Ltd.	3,623,800	114,904
Square Enix Co., Ltd.	3,494,300	107,105
Sekisui Chemical Co.	13,918,000	102,156
^ Rakuten, Inc.	156,452	80,570
Hoya Corp.	2,310,700	64,284
Japan Tobacco, Inc.	12,639	61,334
Asahi Glass Co., Ltd.	3,937,000	51,839
Sumitomo Realty & Development Co.	1,862,000	47,726
Yamada Denki Co., Ltd.	596,500	46,323
Sumitomo Heavy Industries Ltd.	5,223,000	41,909
Toyota Motor Corp.	580,000	29,623
Yamaha Motor Co., Ltd.	1,275,000	25,960
Astellas Pharma Inc.	580,000	24,553
FamilyMart Co., Ltd.	624,000	22,851

		2,395,039

Luxembourg (1.7%)
ArcelorMittal	3,360,000	333,487

Mexico (1.5%)
America Movil SA de CV	54,642,177	163,031
America Movil SA de CV Series L ADR	1,403,500	83,887
Wal-Mart de Mexico SA	8,200,000	36,250
Consorcio ARA SA de CV	16,600,000	18,450

		301,618

Netherlands (2.6%)
SBM Offshore NV	5,430,000	215,648
Koninklijke (Royal) Philips Electronics NV	2,561,000	98,381
ING Groep NV	2,211,501	84,445
Heineken Holding NV	1,471,074	76,063
TNT NV	600,000	24,055
^ European Aeronautic Defence and Space Co.	985,000	22,981

		521,573

Norway (0.9%)
^ Telenor ASA	6,577,000	142,446
^ StatoilHydro ASA	779,000	30,397

		172,843

Russia (0.8%)
OAO Gazprom Sponsored ADR	2,634,100	159,489

Singapore (0.7%)
^ Keppel Land Ltd.	24,315,000	95,358
Singapore Exchange Ltd.	6,541,000	38,679
DBS Group Holdings Ltd.	1,161,000	16,621

		150,658

South Africa (0.1%)
MTN Group Ltd.	974,000	19,474

South Korea (1.9%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,826,000	264,961
Samsung Fire & Marine Insurance Co.	186,900	40,572
Shinsegae Co., Ltd.	51,800	30,087
Samsung Electronics Co., Ltd.	32,500	23,394
Hankook Tire Co. Ltd.	1,260,000	18,115

		377,129

Spain (1.8%)
Telefonica SA	8,163,000	234,070
Industria de Diseno Textil SA	2,605,085	128,063

		362,133

Sweden (3.9%)
^ Atlas Copco AB A Shares	15,095,533	267,665
^ Sandvik AB	11,859,363	203,900
Telefonaktiebolaget LM Ericsson AB Class B	51,320,170	138,558
Skandinaviska Enskilda Banken AB A Shares	4,077,944	92,571
^ Svenska Handelsbanken AB A Shares	1,471,406	41,006
Oriflame Cosmetics SA	575,000	40,872

		784,572

Switzerland (6.8%)
Roche Holdings AG	2,052,007	353,973
Syngenta AG	950,100	290,843
Nestle SA (Registered)	495,500	243,714
Cie. Financiere Richemont AG	3,236,100	201,701
* UBS AG	3,809,329	91,744
Geberit AG	494,180	83,836
Novartis AG (Registered)	580,000	30,458
Adecco SA (Registered)	505,797	28,869
Holcim Ltd. (Registered)	285,000	26,645
* UBS AG Rights Exp. 6/12/08	3,809,329	5,080

		1,356,863

Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	41,706,551	91,207
Hon Hai Precision Industry Co., Ltd.	13,053,200	73,884
Compal Electronics Inc.	17,400,000	19,354

		184,445

United Kingdom (16.7%)
Tesco PLC	59,487,000	488,664
Rio Tinto PLC	3,744,103	450,326
Standard Chartered PLC	11,276,800	419,371
Rolls-Royce Group PLC	29,439,112	246,752
BHP Billiton PLC	6,362,600	242,051
WPP Group PLC	18,662,000	226,134
Rexam PLC	22,174,343	194,738
Royal Dutch Shell PLC Class A (Amsterdam Shares)	4,321,000	184,487
BG Group PLC	6,373,000	160,286
Admiral Group PLC	7,593,294	131,283
The Sage Group PLC	28,445,162	126,877
Barclays PLC	12,464,000	92,565
Meggitt PLC	14,917,500	71,999
Royal Bank of Scotland Group PLC	15,462,000	70,080
Capita Group PLC	3,551,612	47,641
Bunzl PLC	2,828,500	39,622
GlaxoSmithKline PLC	1,350,000	29,898
Unilever PLC	890,000	29,468
HSBC Holdings PLC	1,543,000	26,032
Victrex PLC	1,618,557	25,212
Inchcape PLC	2,850,000	24,675
Ultra Electronics Holdings PLC	1,010,000	24,464

		3,352,625

Total Common Stocks
(Cost $15,267,109)		18,948,158

Temporary Cash Investments (11.5%)

Money Market Fund (11.2%)
2 Vanguard Market Liquidity Fund, 2.319%	2,257,847,347	2,257,847

	Face
	Amount
	($000)

U.S. Agency Obligation (0.3%)
3 Federal Home Loan Mortgage Corp.
4 2.086%-2.116%, 8/29/08	60,000	59,682

Total Temporary Cash Investments
(Cost $2,317,538)		2,317,529

Total Investments (105.8%)
(Cost $17,584,647)		21,265,687

Other Assets and Liabilities - Net(-5.8%)		(1,172,584)

Net Assets (100%)		20,093,103

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of these securities was $180,750,000, representing 0.9% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $59,682,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2008, the cost of investment securities for tax purposes was $17,586,360,000. Net unrealized appreciation of investment securities for tax purposes was $3,679,327,000, consisting of unrealized gains of $4,401,868,000 on securities that had risen in value since their purchase and $722,541,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.3% and 8.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At May 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Dow Jones EURO STOXX 50 Index	3,898	228,678	15,572
Topix Index	1,267	168,509	21,233
FTSE 100 Index	2,079	140,181	10,362
S&P ASX 200 Index	491	66,781	4,481

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At May 31, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date	Receive		Deliver		(Depreciation) ($000)

7/10/2008	USD	667,587	GBP	338,860	(5,008)
6/25/2008	EUR	148,085	USD	229,908	(2,331)
6/25/2008	GBP	129,345	USD	255,235	(1,265)
6/18/2008	JPY	17,402,245	USD	165,102	(4,962)
6/25/2008	AUD	72,778	USD	69,193	2,317

AUD-Australian dollar.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard FTSE Social Index Fund Schedule of Investments May 31, 2008
	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (13.1%)
McDonald's Corp.	132,718	7,873
The Walt Disney Co.	220,657	7,414
Target Corp.	97,371	5,196
Lowe's Cos., Inc.	171,441	4,115
* Amazon.com, Inc.	36,595	2,987
* DIRECTV Group, Inc.	101,671	2,857
Best Buy Co., Inc.	48,978	2,287
Carnival Corp.	54,710	2,192
Clear Channel Communications, Inc.	58,199	2,038
Staples, Inc.	82,737	1,940
* Kohl's Corp.	36,730	1,646
TJX Cos., Inc.	51,277	1,644
* Liberty Media Corp.	57,672	1,557
* Coach, Inc.	41,230	1,497
The Gap, Inc.	66,041	1,205
Macy's Inc.	50,766	1,202
* Liberty Media Corp.-Interactive Series A	70,520	1,198
Harley-Davidson, Inc.	28,145	1,170
* Bed Bath & Beyond, Inc.	30,693	978
Nordstrom, Inc.	27,157	950
* GameStop Corp. Class A	18,895	937
* Apollo Group, Inc. Class A	19,554	934
^ Garmin Ltd.	19,100	929
H & R Block, Inc.	37,701	880
Genuine Parts Co.	19,713	868
* Discovery Holding Co. Class A	31,421	823
Limited Brands, Inc.	41,290	800
Gannett Co., Inc.	27,122	781
* Expedia, Inc.	30,272	734
Tiffany & Co.	14,898	730
* Cablevision Systems NY Group Class A	26,757	725
* AutoZone Inc.	5,676	718
* Liberty Global, Inc. Class A	19,941	715
* IAC/InterActiveCorp	30,402	686
* Liberty Global, Inc. Series C	19,336	653
Virgin Media Inc.	38,286	601
* Mohawk Industries, Inc.	7,910	594
Ross Stores, Inc.	15,815	579
Royal Caribbean Cruises, Ltd.	18,691	556
E.W. Scripps Co. Class A	11,080	522
D. R. Horton, Inc.	36,994	470
* Urban Outfitters, Inc.	14,421	464
Wyndham Worldwide Corp.	20,882	457
* ^ Sirius Satellite Radio, Inc.	170,815	430
* Office Depot, Inc.	32,057	407
* Dollar Tree, Inc.	10,974	405
* XM Satellite Radio Holdings, Inc.	36,843	392
* Lamar Advertising Co. Class A	9,291	389
Pulte Homes, Inc.	29,698	363
PetSmart, Inc.	15,173	356
* NVR, Inc.	614	347
American Eagle Outfitters, Inc.	18,794	342
Williams-Sonoma, Inc.	12,469	317
New York Times Co. Class A	16,813	293
Gentex Corp.	16,671	293
* Toll Brothers, Inc.	13,678	288
Foot Locker, Inc.	18,177	266
RadioShack Corp.	15,226	223
KB Home	10,438	214
* Career Education Corp.	10,617	194
Weight Watchers International, Inc.	4,638	194
* Getty Images, Inc.	5,294	177
* Chico's FAS, Inc.	21,128	161
Lennar Corp. Class A	8,940	151
Circuit City Stores, Inc.	20,284	100
* Sally Beauty Co. Inc.	10,500	79
The McClatchy Co. Class A	6,938	61
* R.H. Donnelley Corp.	8,500	46
Idearc Inc.	17	-

		74,590

Consumer Staples (5.6%)
CVS/Caremark Corp.	167,346	7,161
Walgreen Co.	116,791	4,207
Costco Wholesale Corp.	51,254	3,655
General Mills, Inc.	39,467	2,494
Sysco Corp.	70,718	2,182
Kellogg Co.	34,919	1,809
Bunge Ltd.	14,285	1,705
Safeway, Inc.	51,720	1,648
Wm. Wrigley Jr. Co.	16,765	1,293
Campbell Soup Co.	33,732	1,129
The Hershey Co.	19,740	774
The Pepsi Bottling Group, Inc.	19,647	637
The Estee Lauder Cos. Inc. Class A	13,334	635
McCormick & Co., Inc.	13,414	504
Whole Foods Market, Inc.	16,202	470
Hormel Foods Corp.	11,988	453
* Dean Foods Co.	17,704	385
Alberto-Culver Co.	11,637	308
PepsiAmericas, Inc.	11,359	277
Del Monte Foods Co.	23,678	206
Wm. Wrigley Jr. Co. Class B	2,416	186

		32,118

Energy (5.3%)
Apache Corp.	39,025	5,232
* National Oilwell Varco Inc.	48,321	4,026
XTO Energy, Inc.	59,377	3,778
Williams Cos., Inc.	69,642	2,649
Peabody Energy Corp.	30,996	2,291
CONSOL Energy, Inc.	21,530	2,100
Spectra Energy Corp.	73,300	1,981
Smith International, Inc.	23,568	1,860
* Ultra Petroleum Corp.	18,008	1,566
Pioneer Natural Resources Co.	14,214	1,020
* Newfield Exploration Co.	15,321	969
* Plains Exploration & Production Co.	13,262	948
Rowan Cos., Inc.	12,941	571
Patterson-UTI Energy, Inc.	18,096	570
* Patriot Coal Corp.	3,059	331
Teekay Shipping Corp.	6,489	326

		30,218

Financial Services (29.8%)
Bank of America Corp.	522,215	17,761
JPMorgan Chase & Co.	393,498	16,920
U.S. Bancorp	204,015	6,771
American Express Co.	136,929	6,347
Wachovia Corp.	250,420	5,960
MetLife, Inc.	85,454	5,130
Merrill Lynch & Co., Inc.	100,705	4,423
AFLAC Inc.	57,459	3,857
Fannie Mae	124,742	3,371
The Allstate Corp.	66,059	3,365
State Street Corp.	45,761	3,296
Charles Schwab Corp.	134,904	2,992
CME Group, Inc.	6,383	2,747
The Hartford Financial Services Group Inc.	37,034	2,632
Simon Property Group, Inc. REIT	26,151	2,598
PNC Financial Services Group	40,090	2,576
The Chubb Corp.	44,980	2,418
ACE Ltd.	38,626	2,320
Lehman Brothers Holdings, Inc.	62,100	2,286
SunTrust Banks, Inc.	40,859	2,133
Franklin Resources Corp.	20,908	2,116
BB&T Corp.	64,602	2,033
NYSE Euronext	31,131	1,990
Northern Trust Corp.	25,954	1,973
Freddie Mac	75,615	1,922
T. Rowe Price Group Inc.	30,982	1,794
Vornado Realty Trust REIT	17,907	1,750
Lincoln National Corp.	30,951	1,707
The Principal Financial Group, Inc.	30,679	1,653
Progressive Corp. of Ohio	81,784	1,641
Regions Financial Corp.	81,372	1,450
* SLM Corp.	59,884	1,358
Equity Residential REIT	31,587	1,336
Public Storage, Inc. REIT	14,930	1,316
Ameriprise Financial, Inc.	27,175	1,284
General Growth Properties Inc. REIT	28,693	1,192
Kimco Realty Corp. REIT	29,585	1,164
Genworth Financial Inc.	51,811	1,145
M & T Bank Corp.	13,123	1,137
Moody's Corp.	29,652	1,100
Hudson City Bancorp, Inc.	60,942	1,085
Leucadia National Corp.	19,752	1,073
Discover Financial Services	61,949	1,062
Host Hotels & Resorts Inc. REIT	61,267	1,053
Unum Group	42,198	1,016
Avalonbay Communities, Inc. REIT	9,466	958
Plum Creek Timber Co. Inc. REIT	20,202	942
Assurant, Inc.	13,806	939
Washington Mutual, Inc.	101,883	919
KeyCorp	45,832	892
HCP, Inc. REIT	25,222	864
* IntercontinentalExchange Inc.	6,230	861
Legg Mason Inc.	15,677	844
New York Community Bancorp, Inc.	37,780	775
Safeco Corp.	11,031	739
XL Capital Ltd. Class A	21,095	736
Marshall & Ilsley Corp.	31,307	728
AMB Property Corp. REIT	11,804	696
Torchmark Corp.	10,849	688
Sovereign Bancorp, Inc.	74,920	685
Cincinnati Financial Corp.	19,405	680
Comerica, Inc.	17,906	666
People's United Financial Inc.	40,113	663
Everest Re Group, Ltd.	7,544	662
* TD Ameritrade Holding Corp.	35,078	635
Axis Capital Holdings Ltd.	17,749	622
The Macerich Co. REIT	8,484	607
White Mountains Insurance Group Inc.	1,235	589
W.R. Berkley Corp.	21,364	579
Developers Diversified Realty Corp. REIT	14,359	570
Janus Capital Group Inc.	19,387	562
Regency Centers Corp. REIT	8,307	552
Zions Bancorp	12,576	542
Nymex Holdings Inc.	5,667	515
PartnerRe Ltd.	6,698	494
* Markel Corp.	1,187	480
Synovus Financial Corp.	38,811	446
Willis Group Holdings Ltd.	12,445	446
Apartment Investment & Management Co. Class A REIT	11,174	442
Duke Realty Corp. REIT	17,022	437
The St. Joe Co.	10,761	413
SEI Investments Co.	17,088	412
Old Republic International Corp.	26,942	405
Associated Banc-Corp.	14,758	403
RenaissanceRe Holdings Ltd.	7,694	401
Huntington Bancshares Inc.	43,436	387
Liberty Property Trust REIT	10,700	380
^ Allied Capital Corp.	18,867	375
Forest City Enterprise Class A	9,337	373
Commerce Bancshares, Inc.	8,485	373
First American Corp.	10,717	360
Countrywide Financial Corp.	67,742	356
Popular, Inc.	32,515	354
Weingarten Realty Investors REIT	10,228	353
Protective Life Corp.	8,114	341
Hospitality Properties Trust REIT	10,963	340
CIT Group Inc.	33,085	331
Brown & Brown, Inc.	16,376	319
iStar Financial Inc. REIT	15,364	294
City National Corp.	5,638	273
Astoria Financial Corp.	11,253	269
Valley National Bancorp	14,816	261
Fulton Financial Corp.	20,276	256
TCF Financial Corp.	14,799	244
* E*TRADE Financial Corp.	54,647	224
* Liberty Media Corp.-Capital Series A	14,693	218
Transatlantic Holdings, Inc.	3,350	217
First Horizon National Corp.	21,838	209
Unitrin, Inc.	5,772	200
* ^ AmeriCredit Corp.	13,336	181
MBIA, Inc.	26,027	181
Mercury General Corp.	3,521	179
MGIC Investment Corp.	14,118	170
Colonial BancGroup, Inc.	23,699	145
Erie Indemnity Co. Class A	2,616	134
Bear Stearns Co., Inc.	13,689	128
Ambac Financial Group, Inc.	33,969	106
Student Loan Corp.	594	71
Wesco Financial Corp.	161	69
The PMI Group Inc.	10,305	61
Radian Group, Inc.	9,700	56
The First Marblehead Corp.	5,741	19

		170,549

Health Care (15.3%)
Medtronic, Inc.	133,700	6,775
Eli Lilly & Co.	132,271	6,368
* Gilead Sciences, Inc.	108,972	6,028
* Amgen, Inc.	127,210	5,601
UnitedHealth Group Inc.	146,575	5,014
Baxter International, Inc.	74,288	4,539
* WellPoint Inc.	64,679	3,610
* Celgene Corp.	49,026	2,984
* Medco Health Solutions, Inc.	61,322	2,971
Covidien Ltd.	57,926	2,902
Aetna Inc.	58,598	2,763
Cardinal Health, Inc.	41,761	2,361
* Boston Scientific Corp.	174,443	2,318
Stryker Corp.	35,838	2,313
* Biogen Idec Inc.	34,838	2,186
* Express Scripts Inc.	29,498	2,127
* Genzyme Corp.	30,840	2,111
Allergan, Inc.	36,228	2,087
* Zimmer Holdings, Inc.	27,622	2,011
Alcon, Inc.	10,474	1,644
* St. Jude Medical, Inc.	40,165	1,637
CIGNA Corp.	32,671	1,326
* Intuitive Surgical, Inc.	4,481	1,316
* Forest Laboratories, Inc.	36,509	1,311
* Humana Inc.	19,707	1,006
Quest Diagnostics, Inc.	17,169	865
* Coventry Health Care Inc.	18,337	844
AmerisourceBergen Corp.	19,036	787
* Hospira, Inc.	18,319	768
* Waters Corp.	11,691	719
Applera Corp.-Applied Biosystems Group	19,633	682
* DaVita, Inc.	12,579	653
* Henry Schein, Inc.	10,701	596
* Patterson Cos.	16,332	555
* Cephalon, Inc.	7,983	540
Beckman Coulter, Inc.	7,310	507
* Millipore Corp.	6,558	476
Mylan Inc.	35,363	472
* Barr Pharmaceuticals Inc.	9,378	411
* Health Net Inc.	13,072	405
* Community Health Systems, Inc.	11,159	402
Universal Health Services Class B	6,142	399
Omnicare, Inc.	14,100	345
* Tenet Healthcare Corp.	55,538	328
* King Pharmaceuticals, Inc.	28,477	292
* Sepracor Inc.	13,068	282
* Kinetic Concepts, Inc.	6,345	276
* HLTH Corp.	21,090	252
* Lincare Holdings, Inc.	8,620	225
* Health Management Associates Class A	28,181	219

		87,609

Industrials (3.8%)
Deere & Co.	51,294	4,172
Norfolk Southern Corp.	44,053	2,968
PACCAR, Inc.	44,052	2,352
* Jacobs Engineering Group Inc.	14,394	1,364
C.H. Robinson Worldwide Inc.	20,036	1,292
* First Solar, Inc.	4,602	1,231
Southwest Airlines Co.	85,960	1,123
Pitney Bowes, Inc.	25,859	939
W.W. Grainger, Inc.	9,517	868
Fastenal Co.	17,516	866
* Terex Corp.	11,959	853
Republic Services, Inc. Class A	21,504	708
Manpower Inc.	9,694	611
Equifax, Inc.	15,138	578
Robert Half International, Inc.	18,531	455
Cintas Corp.	13,590	401
* ChoicePoint Inc.	8,025	391
J.B. Hunt Transport Services, Inc.	11,161	389
* Monster Worldwide Inc.	9,525	235

		21,796

Information Technology (23.2%)
* Apple Inc.	103,330	19,504
* Google Inc.	27,110	15,881
Intel Corp.	670,846	15,550
QUALCOMM Inc.	188,914	9,170
* Dell Inc.	262,401	6,051
* eBay Inc.	120,179	3,607
Applied Materials, Inc.	162,583	3,221
MasterCard, Inc. Class A	10,241	3,161
* Yahoo! Inc.	118,030	3,158
Automatic Data Processing, Inc.	61,301	2,639
Tyco Electronics Ltd.	57,026	2,288
* Symantec Corp.	99,132	2,154
Western Union Co.	87,943	2,079
* Electronic Arts Inc.	37,076	1,861
* Juniper Networks, Inc.	60,997	1,679
* Agilent Technologies, Inc.	43,090	1,611
* NVIDIA Corp.	65,210	1,611
* Broadcom Corp.	54,866	1,574
* MEMC Electronic Materials, Inc.	20,088	1,379
Seagate Technology	61,843	1,325
Analog Devices, Inc.	34,403	1,208
* Cognizant Technology Solutions Corp.	34,098	1,203
CA, Inc.	45,243	1,201
* Intuit, Inc.	38,910	1,127
* Autodesk, Inc.	27,163	1,118
* VeriSign, Inc.	26,093	1,045
* Flextronics International Ltd.	97,135	1,040
* Fiserv, Inc.	19,287	1,010
* Computer Sciences Corp.	20,085	987
* NetApp, Inc.	40,262	982
KLA-Tencor Corp.	21,062	971
Linear Technology Corp.	25,814	949
Xilinx, Inc.	33,460	910
Altera Corp.	39,286	909
* BMC Software, Inc.	22,494	902
* Marvell Technology Group Ltd.	51,544	895
Microchip Technology, Inc.	22,199	818
* Amdocs Ltd.	24,597	795
* Citrix Systems, Inc.	22,176	759
* SanDisk Corp.	26,567	752
* Micron Technology, Inc.	88,296	713
* Iron Mountain, Inc.	23,162	696
* McAfee Inc.	18,646	676
* Check Point Software Technologies Ltd.	26,203	651
National Semiconductor Corp.	29,832	628
* Akamai Technologies, Inc.	15,904	621
* LAM Research Corp.	14,472	589
* Teradata Corp.	21,137	571
* Affiliated Computer Services, Inc. Class A	10,531	571
Total System Services, Inc.	23,005	564
* LSI Corp.	77,345	562
* Avnet, Inc.	17,533	518
* DST Systems, Inc.	7,175	455
* Synopsys, Inc.	17,163	452
* Arrow Electronics, Inc.	14,413	442
* Alliance Data Systems Corp.	7,032	422
Broadridge Financial Solutions LLC	16,250	366
* Cadence Design Systems, Inc.	31,455	365
* Advanced Micro Devices, Inc.	52,266	360
* Compuware Corp.	32,355	330
* JDS Uniphase Corp.	25,487	315
Jabil Circuit, Inc.	23,896	304
* Zebra Technologies Corp. Class A	7,936	298
* Novellus Systems, Inc.	11,998	287
* Teradyne, Inc.	20,527	282
* Tellabs, Inc.	50,680	276
* Metavante Technologies	10,354	264
* QLogic Corp.	15,970	252
* Convergys Corp.	15,185	245
Fair Isaac, Inc.	5,779	146
* Sanmina-SCI Corp.	63,964	96
MoneyGram International, Inc.	10,033	14

		132,415

Materials (0.7%)
Southern Peru Copper Corp. (U.S. Shares)	10,335	1,139
Vulcan Materials Co.	12,879	991
Sigma-Aldrich Corp.	15,512	911
Sealed Air Corp.	18,950	462
* Pactiv Corp.	15,192	374
Louisiana-Pacific Corp.	12,512	152

		4,029

Telecommunication Services (1.6%)
Sprint Nextel Corp.	309,567	2,898
* Crown Castle International Corp.	25,207	1,071
* NII Holdings Inc.	20,154	1,012
Qwest Communications International Inc.	206,824	1,003
Embarq Corp.	17,826	843
* ^ Level 3 Communications, Inc.	178,188	611
CenturyTel, Inc.	12,915	457
Citizens Communications Co.	38,733	452
Telephone & Data Systems, Inc. - Special Common Shares	7,074	311
Telephone & Data Systems, Inc.	6,373	304

		8,962

Utilities (1.5%)
* AES Corp.	77,486	1,509
Questar Corp.	20,192	1,297
* Mirant Corp.	30,186	1,226
* NRG Energy, Inc.	28,049	1,167
Allegheny Energy, Inc.	19,230	1,053
Equitable Resources, Inc.	14,200	997
Pepco Holdings, Inc.	23,380	632
TECO Energy, Inc.	24,524	500
Puget Energy, Inc.	13,574	380

		8,761

Total Common Stocks
(Cost $553,715)		571,047

Temporary Cash Investment (0.6%)
1 Vanguard Market Liquidity Fund, 2.319%
(Cost $3,543)	3,543,192	3,543

Total Investments (100.5%)
(Cost $557,258)		574,590

Other Assets and Liabilities - Net (0.0%)		(2,704)

Net Assets (100%)		571,886

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2008, the cost of investment securities for tax purposes was $557,258,000. Net unrealized appreciation of investment securities for tax purposes was $17,332,000, consisting of unrealized gains of $82,974,000 on securities that had risen in value since their purchase and $65,642,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega-Cap 300 Index Fund Schedule of Investments May 31, 2008
	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (8.0%)
McDonald's Corp.	11,709	695
The Walt Disney Co.	18,188	611
Time Warner, Inc.	36,363	577
Home Depot, Inc.	17,136	469
Comcast Corp. Class A	19,836	446
Target Corp.	7,908	422
Lowe's Cos., Inc.	14,926	358
News Corp., Class A	18,440	331
NIKE, Inc. Class B	3,774	258
* Amazon.com, Inc.	3,147	257
Comcast Corp. Special Class A	9,639	215
Johnson Controls, Inc.	6,029	205
* Viacom Inc. Class B	5,636	202
* DIRECTV Group, Inc.	7,054	198
Yum! Brands, Inc.	4,834	192
Carnival Corp.	4,435	178
Best Buy Co., Inc.	3,606	168
Staples, Inc.	7,179	168
Clear Channel Communications, Inc.	4,802	168
Omnicom Group Inc.	3,319	163
TJX Cos., Inc.	4,514	145
The McGraw-Hill Cos., Inc.	3,340	139
* Kohl's Corp.	3,065	137
* Liberty Media Corp.	5,001	135
* Starbucks Corp.	7,416	135
CBS Corp.	6,032	130
* Coach, Inc.	3,578	130
* Ford Motor Co.	18,463	126
International Game Technology	3,202	114
Fortune Brands, Inc.	1,561	108
Macy's Inc.	4,396	104
Harley-Davidson, Inc.	2,451	102
* Liberty Media Corp.-Interactive Series A	5,876	100
The Gap, Inc.	5,346	98
Marriott International, Inc. Class A	2,879	95
Starwood Hotels & Resorts Worldwide, Inc.	1,914	93
J.C. Penney Co., Inc. (Holding Co.)	2,138	86
* Bed Bath & Beyond, Inc.	2,689	86
News Corp., Class B	4,459	83
General Motors Corp.	4,597	79
* Las Vegas Sands Corp.	1,082	75
* DISH Network Corp.	2,116	74
Gannett Co., Inc.	2,357	68
* Liberty Global, Inc. Class A	1,818	65
* Sears Holdings Corp.	769	65
^ Garmin Ltd.	1,213	59
* Liberty Global, Inc. Series C	1,684	57
* Time Warner Cable, Inc.	1,834	55
* MGM Mirage, Inc.	1,090	54

		9,078

Consumer Staples (11.0%)
The Procter & Gamble Co.	31,291	2,067
Wal-Mart Stores, Inc.	24,398	1,409
The Coca-Cola Co.	21,268	1,218
* Philip Morris International Inc.	21,387	1,126
PepsiCo, Inc.	16,344	1,116
CVS/Caremark Corp.	14,559	623
Kraft Foods Inc.	15,709	510
Altria Group, Inc.	21,387	476
Anheuser-Busch Cos., Inc.	7,451	428
Colgate-Palmolive Co.	5,175	385
Walgreen Co.	10,065	363
Costco Wholesale Corp.	4,407	314
Kimberly-Clark Corp.	4,296	274
Archer-Daniels-Midland Co.	5,875	233
General Mills, Inc.	3,410	216
Sysco Corp.	6,174	191
The Kroger Co.	6,570	182
Avon Products, Inc.	4,356	170
Wm. Wrigley Jr. Co.	2,102	162
H.J. Heinz Co.	3,217	161
Kellogg Co.	2,800	145
Safeway, Inc.	4,491	143
ConAgra Foods, Inc.	4,948	117
Sara Lee Corp.	7,352	101
Reynolds American Inc.	1,797	99
Carolina Group	1,101	80
Campbell Soup Co.	2,338	78
The Hershey Co.	1,587	62

		12,449

Energy (14.3%)
ExxonMobil Corp.	54,398	4,828
Chevron Corp.	21,115	2,094
ConocoPhillips Co.	15,083	1,404
Schlumberger Ltd.	12,142	1,228
Occidental Petroleum Corp.	8,363	769
Devon Energy Corp.	4,292	498
* Transocean, Inc.	3,231	485
Apache Corp.	3,377	453
Halliburton Co.	8,947	435
Marathon Oil Corp.	7,211	371
Hess Corp.	2,919	358
Anadarko Petroleum Corp.	4,735	355
* National Oilwell Varco Inc.	4,204	350
XTO Energy, Inc.	5,189	330
EOG Resources, Inc.	2,497	321
* Weatherford International Ltd.	6,848	312
Valero Energy Corp.	5,589	284
Baker Hughes, Inc.	3,145	279
Chesapeake Energy Corp.	4,966	272
Williams Cos., Inc.	6,026	229
Peabody Energy Corp.	2,698	199
Spectra Energy Corp.	6,420	174
Diamond Offshore Drilling, Inc.	704	96

		16,124

Financials (15.9%)
Bank of America Corp.	45,065	1,533
JPMorgan Chase & Co.	34,973	1,504
Citigroup, Inc.	52,938	1,159
Wells Fargo & Co.	32,356	892
American International Group, Inc.	24,371	877
The Goldman Sachs Group, Inc.	3,634	641
U.S. Bancorp	17,529	582
Wachovia Corp.	21,706	517
Bank of New York Mellon Corp.	11,562	515
American Express Co.	10,579	490
Morgan Stanley	10,109	447
* Berkshire Hathaway Inc. Class B	98	441
MetLife, Inc.	7,210	433
Merrill Lynch & Co., Inc.	9,361	411
Prudential Financial, Inc.	4,514	337
AFLAC Inc.	4,953	332
The Travelers Cos., Inc.	6,307	314
Fannie Mae	10,807	292
State Street Corp.	3,921	282
The Allstate Corp.	5,413	276
The Hartford Financial Services Group Inc.	3,186	226
PNC Financial Services Group	3,505	225
Simon Property Group, Inc. REIT	2,264	225
Charles Schwab Corp.	9,981	221
CME Group, Inc.	497	214
Loews Corp.	4,301	213
The Chubb Corp.	3,764	202
ACE Ltd.	3,346	201
Capital One Financial Corp.	3,792	182
SunTrust Banks, Inc.	3,405	178
BB&T Corp.	5,578	176
Franklin Resources Corp.	1,695	172
Freddie Mac	6,716	171
Lehman Brothers Holdings, Inc.	4,574	168
ProLogis REIT	2,615	162
Northern Trust Corp.	2,009	153
Lincoln National Corp.	2,733	151
T. Rowe Price Group Inc.	2,548	148
Marsh & McLennan Cos., Inc.	5,281	144
The Principal Financial Group, Inc.	2,655	143
Vornado Realty Trust REIT	1,391	136
Progressive Corp. of Ohio	6,650	133
Aon Corp.	2,796	132
Regions Financial Corp.	7,058	126
Boston Properties, Inc. REIT	1,216	119
Invesco, Ltd.	4,268	119
Equity Residential REIT	2,752	116
Public Storage, Inc. REIT	1,298	114
Ameriprise Financial, Inc.	2,354	111
* SLM Corp.	4,879	111
Genworth Financial Inc.	4,454	98
General Growth Properties Inc. REIT	2,227	93
Fifth Third Bancorp	4,867	91
NYSE Euronext	1,345	86
Moody's Corp.	2,229	83
Washington Mutual, Inc.	9,136	83
KeyCorp	4,065	79
Discover Financial Services	4,364	75
Legg Mason Inc.	1,342	72
M & T Bank Corp.	725	63

		17,990

Health Care (11.9%)
Johnson & Johnson	28,801	1,922
Pfizer Inc.	69,349	1,343
Abbott Laboratories	15,691	884
Merck & Co., Inc.	22,100	861
Wyeth	13,597	605
Medtronic, Inc.	11,553	585
* Gilead Sciences, Inc.	9,450	523
Eli Lilly & Co.	10,365	499
* Amgen, Inc.	11,044	486
Bristol-Myers Squibb Co.	20,089	458
UnitedHealth Group Inc.	12,724	435
Baxter International, Inc.	6,438	393
* Genentech, Inc.	4,811	341
Schering-Plough Corp.	16,445	335
* WellPoint Inc.	5,522	308
* Celgene Corp.	4,417	269
* Medco Health Solutions, Inc.	5,327	258
Covidien Ltd.	5,032	252
* Thermo Fisher Scientific, Inc.	4,265	252
Aetna Inc.	5,080	240
Becton, Dickinson & Co.	2,476	209
Cardinal Health, Inc.	3,670	208
Stryker Corp.	2,918	188
* Biogen Idec Inc.	2,978	187
* Genzyme Corp.	2,700	185
* Boston Scientific Corp.	13,623	181
Allergan, Inc.	3,116	180
* Zimmer Holdings, Inc.	2,383	173
McKesson Corp.	2,937	169
* Express Scripts Inc.	2,175	157
* St. Jude Medical, Inc.	3,476	142
CIGNA Corp.	2,834	115
* Forest Laboratories, Inc.	3,166	114

		13,457

Industrials (10.6%)
General Electric Co.	101,533	3,119
United Technologies Corp.	9,468	673
The Boeing Co.	7,387	611
3M Co.	6,879	534
Caterpillar, Inc.	6,344	524
United Parcel Service, Inc.	6,990	496
Emerson Electric Co.	7,992	465
Honeywell International Inc.	7,203	429
Union Pacific Corp.	5,066	417
Burlington Northern Santa Fe Corp.	3,560	402
Lockheed Martin Corp.	3,565	390
Deere & Co.	4,471	364
General Dynamics Corp.	3,472	320
CSX Corp.	4,101	283
Raytheon Co.	4,359	278
FedEx Corp.	2,982	273
Norfolk Southern Corp.	3,826	258
Northrop Grumman Corp.	3,263	246
Illinois Tool Works, Inc.	4,384	235
Tyco International, Ltd.	5,032	227
Danaher Corp.	2,570	201
Waste Management, Inc.	5,036	191
PACCAR, Inc.	3,552	190
Precision Castparts Corp.	1,402	169
Textron, Inc.	2,530	158
Eaton Corp.	1,587	153
Ingersoll-Rand Co.	2,766	122
* First Solar, Inc.	400	107
Southwest Airlines Co.	7,453	97
Masco Corp.	3,745	69

		12,001

Information Technology (17.6%)
Microsoft Corp.	85,169	2,412
International Business Machines Corp.	14,085	1,823
* Apple Inc.	8,937	1,687
* Cisco Systems, Inc.	60,611	1,620
* Google Inc.	2,408	1,411
Intel Corp.	58,852	1,364
Hewlett-Packard Co.	25,977	1,222
* Oracle Corp.	41,601	950
QUALCOMM Inc.	16,393	796
* Dell Inc.	21,567	497
Texas Instruments, Inc.	13,485	438
Corning, Inc.	16,001	437
* EMC Corp.	21,304	372
* Visa Inc.	4,122	356
* eBay Inc.	10,995	330
* Yahoo! Inc.	12,212	327
Applied Materials, Inc.	13,787	273
Accenture Ltd.	6,102	249
* Adobe Systems, Inc.	5,602	247
MasterCard, Inc. Class A	754	233
Automatic Data Processing, Inc.	5,342	230
Motorola, Inc.	23,194	216
Tyco Electronics Ltd.	5,050	203
* Symantec Corp.	8,606	187
Western Union Co.	7,624	180
* Electronic Arts Inc.	3,197	160
* MEMC Electronic Materials, Inc.	2,330	160
* Juniper Networks, Inc.	5,304	146
* Agilent Technologies, Inc.	3,768	141
* Broadcom Corp.	4,778	137
* NVIDIA Corp.	5,359	132
Xerox Corp.	9,386	127
Electronic Data Systems Corp.	5,199	127
Paychex, Inc.	3,424	118
Seagate Technology	5,402	116
CA, Inc.	4,187	111
Analog Devices, Inc.	3,079	108
* Sun Microsystems, Inc.	8,060	104
* Intuit, Inc.	3,209	93
* NetApp, Inc.	3,612	88
* VMware Inc.	422	29

		19,957

Materials (3.7%)
Monsanto Co.	5,547	707
Freeport-McMoRan Copper & Gold, Inc. Class B	3,877	449
E.I. du Pont de Nemours & Co.	9,129	437
Dow Chemical Co.	9,589	387
Alcoa Inc.	8,280	336
Praxair, Inc.	3,207	305
Nucor Corp.	3,184	238
Air Products & Chemicals, Inc.	2,187	223
Newmont Mining Corp. (Holding Co.)	4,396	209
United States Steel Corp.	1,198	207
* The Mosaic Co.	1,569	197
Weyerhaeuser Co.	2,215	138
International Paper Co.	4,130	112
PPG Industries, Inc.	1,662	105
Ecolab, Inc.	1,873	84
Rohm & Haas Co.	1,292	70

		4,204

Telecommunication Services (3.6%)
AT&T Inc.	61,370	2,449
Verizon Communications Inc.	29,348	1,129
Sprint Nextel Corp.	28,119	263
* American Tower Corp. Class A	4,109	188
Qwest Communications International Inc.	15,577	76

		4,105

Utilities (3.3%)
Exelon Corp.	6,701	590
Southern Co.	7,712	279
Dominion Resources, Inc.	5,913	274
FPL Group, Inc.	3,926	265
FirstEnergy Corp.	3,095	244
Entergy Corp.	1,974	238
Duke Energy Corp.	12,804	237
Public Service Enterprise Group, Inc.	5,164	229
PPL Corp.	3,779	194
American Electric Power Co., Inc.	4,061	172
Edison International	3,142	167
Constellation Energy Group, Inc.	1,834	158
Sempra Energy	2,521	146
PG&E Corp.	3,653	145
* AES Corp.	6,795	132
Consolidated Edison Inc.	2,757	114
Progress Energy, Inc.	2,500	107
Ameren Corp.	2,111	96

		3,787

Total Common Stocks
(Cost $110,446)		113,152

Temporary Cash Investment (0.1%)

1 Vanguard Market Liquidity Fund, 2.319%
(Cost $59)	58,800	59

Total Investments (100.0%)
(Cost $110,505)		113,211

Other Assets and Liabilities-Net (0%)		12

Net Assets (100%)		113,223

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2008, the cost of investment securities for tax purposes was $110,505,000. Net unrealized appreciation of investment securities for tax purposes was $2,706,000, consisting of unrealized gains of $4,717,000 on securities that had risen in value since their purchase and $2,011,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

        Level 1 — Quoted prices in active markets for identical securities.

         Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Vanguard Mega-Cap 300 Growth Index Fund Schedule of Investments May 31, 2008
	Shares	Market Value ($000)

Common Stocks (100.1%)

Consumer Discretionary (10.1%)
Comcast Corp. Class A	49,480	1,113
Target Corp.	19,646	1,048
Lowe's Cos., Inc.	36,832	884
McDonald's Corp.	14,545	863
News Corp., Class A	46,015	826
NIKE, Inc. Class B	9,443	646
* Amazon.com, Inc.	7,897	645
Comcast Corp. Special Class A	23,947	534
Johnson Controls, Inc.	14,964	510
* Viacom Inc. Class B	14,002	501
* DIRECTV Group, Inc.	17,507	492
Yum! Brands, Inc.	12,011	477
Best Buy Co., Inc.	9,063	423
Staples, Inc.	17,816	418
Omnicom Group Inc.	8,098	397
TJX Cos., Inc.	11,039	354
The McGraw-Hill Cos., Inc.	8,289	344
* Kohl's Corp.	7,607	341
* Liberty Media Corp.	12,410	335
* Starbucks Corp.	18,403	335
* Coach, Inc.	8,889	323
International Game Technology	7,949	283
* Liberty Media Corp.-Interactive Series A	14,582	248
Marriott International, Inc. Class A	7,154	235
Starwood Hotels & Resorts Worldwide, Inc.	4,756	230
* Bed Bath & Beyond, Inc.	6,676	213
News Corp., Class B	11,067	206
* Las Vegas Sands Corp.	2,687	187
* DISH Network Corp.	5,268	185
* Ford Motor Co.	22,933	156
* Liberty Global, Inc. Class A	4,311	155
^ Garmin Ltd.	3,003	146
* Liberty Global, Inc. Series C	4,184	141
* Time Warner Cable, Inc.	4,544	136
* MGM Mirage, Inc.	2,515	124
General Motors Corp.	5,720	98
* Sears Holdings Corp.	956	81

		14,633

Consumer Staples (13.2%)
Wal-Mart Stores, Inc.	60,787	3,510
The Procter & Gamble Co.	50,532	3,338
PepsiCo, Inc.	40,481	2,765
The Coca-Cola Co.	34,344	1,966
CVS/Caremark Corp.	36,170	1,548
Colgate-Palmolive Co.	12,879	958
Walgreen Co.	25,044	902
Costco Wholesale Corp.	11,006	785
Anheuser-Busch Cos., Inc.	12,017	690
Archer-Daniels-Midland Co.	14,705	584
Sysco Corp.	15,323	473
Avon Products, Inc.	10,811	422
Wm. Wrigley Jr. Co.	5,220	403
Kellogg Co.	4,514	234
The Kroger Co.	8,153	225
Carolina Group	1,365	99
Campbell Soup Co.	2,034	68
The Hershey Co.	1,398	55

		19,025

Energy (10.0%)
Schlumberger Ltd.	30,256	3,060
Occidental Petroleum Corp.	20,822	1,914
* Transocean, Inc.	8,027	1,206
Halliburton Co.	22,234	1,080
Hess Corp.	7,289	895
* National Oilwell Varco Inc.	10,460	871
XTO Energy, Inc.	12,892	820
EOG Resources, Inc.	6,240	803
* Weatherford International Ltd.	17,139	782
Baker Hughes, Inc.	7,815	693
Chesapeake Energy Corp.	12,336	676
Williams Cos., Inc.	14,778	562
Peabody Energy Corp.	6,697	495
Valero Energy Corp.	4,866	247
Diamond Offshore Drilling, Inc.	1,751	239

		14,343

Financials (6.0%)
Bank of New York Mellon Corp.	28,832	1,284
American Express Co.	26,283	1,218
* Berkshire Hathaway Inc. Class B	246	1,106
AFLAC Inc.	12,291	825
Charles Schwab Corp.	24,998	554
CME Group, Inc.	1,237	532
State Street Corp.	6,361	458
Franklin Resources Corp.	4,213	426
ProLogis REIT	6,489	402
T. Rowe Price Group Inc.	6,330	367
Simon Property Group, Inc. REIT	3,663	364
Public Storage, Inc. REIT	3,227	284
Northern Trust Corp.	3,241	246
NYSE Euronext	3,336	213
Moody's Corp.	5,535	205
Boston Properties, Inc. REIT	1,963	192
* SLM Corp.	118	3
Progressive Corp. of Ohio	98	2

		8,681

Health Care (10.7%)
Medtronic, Inc.	28,570	1,448
* Gilead Sciences, Inc.	23,464	1,298
* Amgen, Inc.	27,475	1,210
UnitedHealth Group Inc.	31,610	1,081
Baxter International, Inc.	16,027	979
* Genentech, Inc.	11,972	848
Schering-Plough Corp.	41,061	838
Abbott Laboratories	13,722	773
* Celgene Corp.	10,962	667
* Medco Health Solutions, Inc.	13,234	641
* Thermo Fisher Scientific, Inc.	10,585	625
Aetna Inc.	12,609	595
Becton, Dickinson & Co.	6,144	519
* Biogen Idec Inc.	7,522	472
Stryker Corp.	7,239	467
* Genzyme Corp.	6,704	459
Allergan, Inc.	7,737	446
* Zimmer Holdings, Inc.	5,915	431
McKesson Corp.	7,291	420
* Express Scripts Inc.	5,468	394
* St. Jude Medical, Inc.	8,749	356
* WellPoint Inc.	5,198	290
* Forest Laboratories, Inc.	3,933	141

		15,398

Industrials (11.9%)
United Technologies Corp.	23,589	1,676
The Boeing Co.	18,354	1,519
3M Co.	17,010	1,319
Caterpillar, Inc.	15,762	1,303
Emerson Electric Co.	19,854	1,155
Honeywell International Inc.	17,877	1,066
Burlington Northern Santa Fe Corp.	8,830	998
Lockheed Martin Corp.	8,872	971
Deere & Co.	11,041	898
General Dynamics Corp.	8,670	799
CSX Corp.	10,189	704
Raytheon Co.	10,743	686
FedEx Corp.	7,461	684
Tyco International, Ltd.	12,489	564
Danaher Corp.	6,446	504
PACCAR, Inc.	8,816	471
United Parcel Service, Inc.	6,114	434
Precision Castparts Corp.	3,523	426
Textron, Inc.	6,283	393
* First Solar, Inc.	994	266
Southwest Airlines Co.	18,495	242
Illinois Tool Works, Inc.	669	36

		17,114

Information Technology (33.1%)
Microsoft Corp.	211,746	5,997
International Business Machines Corp.	35,031	4,534
* Apple Inc.	22,229	4,196
* Cisco Systems, Inc.	150,775	4,029
* Google Inc.	5,981	3,504
Intel Corp.	146,423	3,394
Hewlett-Packard Co.	64,536	3,037
* Oracle Corp.	103,804	2,371
QUALCOMM Inc.	40,727	1,977
* Dell Inc.	53,779	1,240
Texas Instruments, Inc.	33,503	1,088
Corning, Inc.	39,777	1,087
* EMC Corp.	53,115	926
* Visa Inc.	10,290	889
* eBay Inc.	27,353	821
* Yahoo! Inc.	30,401	813
Applied Materials, Inc.	34,252	678
Accenture Ltd.	15,146	618
* Adobe Systems, Inc.	13,919	613
MasterCard, Inc. Class A	1,872	578
Automatic Data Processing, Inc.	13,257	571
* Symantec Corp.	21,381	465
Western Union Co.	18,921	447
* Electronic Arts Inc.	8,037	403
* MEMC Electronic Materials, Inc.	5,788	397
* Juniper Networks, Inc.	13,177	363
* Agilent Technologies, Inc.	9,362	350
* Broadcom Corp.	11,857	340
* NVIDIA Corp.	13,301	328
Paychex, Inc.	8,268	286
CA, Inc.	10,396	276
Analog Devices, Inc.	7,425	261
* Sun Microsystems, Inc.	20,026	259
* Intuit, Inc.	7,962	231
* NetApp, Inc.	8,694	212
* VMware Inc.	1,048	72

		47,651

Materials (3.8%)
Monsanto Co.	13,843	1,764
Praxair, Inc.	7,959	757
Nucor Corp.	7,952	595
Air Products & Chemicals, Inc.	5,418	552
Newmont Mining Corp. (Holding Co.)	11,018	524
United States Steel Corp.	2,976	514
* The Mosaic Co.	3,939	494
Ecolab, Inc.	4,652	209

		5,409

Telecommunication Services (0.3%)
* American Tower Corp. Class A	10,197	466

Utilities (1.0%)
Exelon Corp.	8,352	735
Constellation Energy Group, Inc.	4,552	392
* AES Corp.	16,863	328

		1,455

Total Common Stocks
(Cost $136,624)		144,175

Temporary Cash Investment (0.1%)

1 Vanguard Market Liquidity Fund, 2.319%
(Cost $127)	127,400	127

Total Investments (100.2%)
(Cost $136,752)		144,302

Other Assets and Liabilities - Net (-0.2%)		(302)

Net Assets (100%)		144,000

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2008, the cost of investment securities for tax purposes was $136,752,000. Net unrealized appreciation of investment securities for tax purposes was $7,550,000, consisting of unrealized gains of $9,034,000 on securities that had risen in value since their purchase and $1,484,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

        Level 1 — Quoted prices in active markets for identical securities.

         Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Vanguard Mega-Cap 300 Value Index Fund Schedule of Investments May 31, 2008
	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (5.7%)
The Walt Disney Co.	22,413	753
Time Warner, Inc.	44,826	712
Home Depot, Inc.	21,187	580
McDonald's Corp.	7,251	430
Carnival Corp.	5,433	218
Clear Channel Communications, Inc.	5,886	206
CBS Corp.	7,395	160
Fortune Brands, Inc.	1,915	133
Macy's Inc.	5,223	124
Harley-Davidson, Inc.	2,969	123
The Gap, Inc.	6,544	119
J.C. Penney Co., Inc. (Holding Co.)	2,622	105
Gannett Co., Inc.	2,860	82
* Ford Motor Co.	11,300	77
General Motors Corp.	2,818	48
* Sears Holdings Corp.	472	40

		3,910

Consumer Staples (8.7%)
* Philip Morris International Inc.	26,410	1,391
The Procter & Gamble Co.	13,484	891
Kraft Foods Inc.	19,239	625
Altria Group, Inc.	26,464	589
The Coca-Cola Co.	9,198	527
Kimberly-Clark Corp.	5,308	339
General Mills, Inc.	4,199	265
H.J. Heinz Co.	3,922	196
Anheuser-Busch Cos., Inc.	3,196	184
Safeway, Inc.	5,478	175
ConAgra Foods, Inc.	6,068	143
Sara Lee Corp.	8,863	122
Reynolds American Inc.	2,203	121
The Kroger Co.	3,993	110
Campbell Soup Co.	1,863	62
Kellogg Co.	1,186	61
The Hershey Co.	1,280	50
Carolina Group	689	50

		5,901

Energy (18.8%)
ExxonMobil Corp.	67,060	5,952
Chevron Corp.	26,031	2,581
ConocoPhillips Co.	18,595	1,731
Devon Energy Corp.	5,296	614
Apache Corp.	4,179	560
Marathon Oil Corp.	8,939	459
Anadarko Petroleum Corp.	5,871	440
Valero Energy Corp.	4,454	226
Spectra Energy Corp.	7,869	213

		12,776

Financials (26.3%)
Bank of America Corp.	55,681	1,894
JPMorgan Chase & Co.	43,283	1,861
Citigroup, Inc.	65,259	1,428
Wells Fargo & Co.	40,024	1,103
American International Group, Inc.	30,117	1,084
The Goldman Sachs Group, Inc.	4,464	787
U.S. Bancorp	21,681	720
Wachovia Corp.	26,818	638
Morgan Stanley	12,451	551
MetLife, Inc.	8,909	535
Merrill Lynch & Co., Inc.	11,571	508
Prudential Financial, Inc.	5,593	418
The Travelers Cos., Inc.	7,821	390
Fannie Mae	13,431	363
The Allstate Corp.	6,724	342
The Hartford Financial Services Group Inc.	3,978	283
PNC Financial Services Group	4,375	281
Loews Corp.	5,274	261
The Chubb Corp.	4,608	248
ACE Ltd.	4,102	246
Capital One Financial Corp.	4,642	223
SunTrust Banks, Inc.	4,174	218
BB&T Corp.	6,795	214
Lehman Brothers Holdings, Inc.	5,613	207
Freddie Mac	8,041	204
Lincoln National Corp.	3,350	185
Marsh & McLennan Cos., Inc.	6,473	176
The Principal Financial Group, Inc.	3,216	173
Vornado Realty Trust REIT	1,718	168
Aon Corp.	3,423	162
Progressive Corp. of Ohio	8,022	161
Regions Financial Corp.	8,632	154
Invesco, Ltd.	5,224	145
Equity Residential REIT	3,356	142
Ameriprise Financial, Inc.	2,834	134
* SLM Corp.	5,808	132
State Street Corp.	1,688	122
Genworth Financial Inc.	5,384	119
General Growth Properties Inc. REIT	2,733	114
Fifth Third Bancorp	5,968	112
Washington Mutual, Inc.	11,198	101
Simon Property Group, Inc. REIT	971	96
KeyCorp	4,839	94
Discover Financial Services	5,367	92
Legg Mason Inc.	1,653	89
M & T Bank Corp.	889	77
Northern Trust Corp.	864	66
Boston Properties, Inc. REIT	521	51

		17,872

Health Care (13.2%)
Johnson & Johnson	35,506	2,370
Pfizer Inc.	85,608	1,657
Merck & Co., Inc.	27,208	1,060
Wyeth	16,781	746
Abbott Laboratories	12,598	710
Eli Lilly & Co.	12,810	617
Bristol-Myers Squibb Co.	24,859	567
Covidien Ltd.	6,271	314
Cardinal Health, Inc.	4,439	251
* WellPoint Inc.	4,385	245
* Boston Scientific Corp.	16,716	222
CIGNA Corp.	3,475	141
* Forest Laboratories, Inc.	1,937	70

		8,970

Industrials (9.3%)
General Electric Co.	125,165	3,845
Union Pacific Corp.	6,228	513
United Parcel Service, Inc.	5,666	402
Norfolk Southern Corp.	4,758	321
Northrop Grumman Corp.	4,062	307
Illinois Tool Works, Inc.	5,343	287
Waste Management, Inc.	6,165	234
Eaton Corp.	1,947	188
Ingersoll-Rand Co.	3,392	149
Masco Corp.	4,590	85

		6,331

Information Technology (1.4%)
Motorola, Inc.	28,064	262
Tyco Electronics Ltd.	6,191	248
Electronic Data Systems Corp.	6,335	155
Xerox Corp.	11,421	155
Seagate Technology	6,562	141

		961

Materials (3.7%)
Freeport-McMoRan Copper & Gold, Inc. Class B	4,796	555
E.I. du Pont de Nemours & Co.	11,298	541
Dow Chemical Co.	11,818	477
Alcoa Inc.	10,259	416
Weyerhaeuser Co.	2,747	171
International Paper Co.	5,062	138
PPG Industries, Inc.	2,038	128
Rohm & Haas Co.	1,584	85

		2,511

Telecommunication Services (7.1%)
AT&T Inc.	75,655	3,019
Verizon Communications Inc.	36,072	1,388
Sprint Nextel Corp.	35,007	328
Qwest Communications International Inc.	19,797	96

		4,831

Utilities (5.8%)
Exelon Corp.	4,170	367
Southern Co.	9,655	350
Dominion Resources, Inc.	7,263	336
FPL Group, Inc.	4,891	330
FirstEnergy Corp.	3,857	304
Entergy Corp.	2,445	295
Duke Energy Corp.	15,967	295
Public Service Enterprise Group, Inc.	6,442	285
PPL Corp.	4,632	238
American Electric Power Co., Inc.	4,983	211
Edison International	3,852	205
Sempra Energy	3,089	179
PG&E Corp.	4,498	178
Consolidated Edison Inc.	3,387	140
Progress Energy, Inc.	3,064	131
Ameren Corp.	2,592	118

		3,962

Total Investments (100.0%)
(Cost $68,774)		68,025

Other Assets and Liabilities - Net (0%)		(15)

Net Assets (100%)		68,010

* Non-income-producing security.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At May 31, 2008, the cost of investment securities for tax purposes was $68,774,000. Net unrealized depreciation of investment securities for tax purposes was $749,000, consisting of unrealized gains of $1,788,000 on securities that had risen in value since their purchase and $2,537,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1- Quoted prices in active markets for identical securities.
Level 2- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3- Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Extended Duration Treasury Index Fund
Schedule of Investments
May 31, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (100.0%)

U.S. Treasury STRIPS	0.000%	8/15/2028	12,500	4,644
U.S. Treasury STRIPS	0.000%	8/15/2028	8,600	3,181
U.S. Treasury STRIPS	0.000%	11/15/2028	9,000	3,308
U.S. Treasury STRIPS	0.000%	11/15/2028	5,100	1,867
U.S. Treasury STRIPS	0.000%	2/15/2029	6,000	2,179
U.S. Treasury STRIPS	0.000%	2/15/2029	11,350	4,100
U.S. Treasury STRIPS	0.000%	5/15/2029	12,700	4,546
U.S. Treasury STRIPS	0.000%	8/15/2029	4,000	1,420
U.S. Treasury STRIPS	0.000%	8/15/2029	15,700	5,549
U.S. Treasury STRIPS	0.000%	11/15/2029	4,500	1,577
U.S. Treasury STRIPS	0.000%	2/15/2030	9,150	3,178
U.S. Treasury STRIPS	0.000%	5/15/2030	7,650	2,643
U.S. Treasury STRIPS	0.000%	5/15/2030	10,100	3,467
U.S. Treasury STRIPS	0.000%	8/15/2030	9,000	3,059
U.S. Treasury STRIPS	0.000%	11/15/2030	8,900	2,993
U.S. Treasury STRIPS	0.000%	2/15/2031	6,800	2,275
U.S. Treasury STRIPS	0.000%	2/15/2031	7,850	2,614
U.S. Treasury STRIPS	0.000%	5/15/2031	7,950	2,617
U.S. Treasury STRIPS	0.000%	8/15/2031	9,950	3,237
U.S. Treasury STRIPS	0.000%	11/15/2031	7,100	2,285
U.S. Treasury STRIPS	0.000%	2/15/2032	8,750	2,789
U.S. Treasury STRIPS	0.000%	5/15/2032	9,855	3,104
U.S. Treasury STRIPS	0.000%	8/15/2032	5,350	1,666
U.S. Treasury STRIPS	0.000%	11/15/2032	8,500	2,614
U.S. Treasury STRIPS	0.000%	2/15/2033	12,000	3,649
U.S. Treasury STRIPS	0.000%	5/15/2033	6,300	1,888
U.S. Treasury STRIPS	0.000%	8/15/2033	9,650	2,862
U.S. Treasury STRIPS	0.000%	11/15/2033	11,350	3,322
U.S. Treasury STRIPS	0.000%	2/15/2034	11,000	3,199
U.S. Treasury STRIPS	0.000%	5/15/2034	8,300	2,373
U.S. Treasury STRIPS	0.000%	8/15/2034	7,250	2,054
U.S. Treasury STRIPS	0.000%	11/15/2034	8,725	2,443
U.S. Treasury STRIPS	0.000%	2/15/2035	7,800	2,158
U.S. Treasury STRIPS	0.000%	5/15/2035	8,675	2,380
U.S. Treasury STRIPS	0.000%	8/15/2035	6,250	1,689
U.S. Treasury STRIPS	0.000%	11/15/2035	4,500	1,202
U.S. Treasury STRIPS	0.000%	2/15/2036	9,250	2,484
U.S. Treasury STRIPS	0.000%	2/15/2036	12,150	3,237
U.S. Treasury STRIPS	0.000%	5/15/2036	10,100	2,659
U.S. Treasury STRIPS	0.000%	8/15/2036	10,550	2,748
U.S. Treasury STRIPS	0.000%	11/15/2036	8,150	2,096
U.S. Treasury STRIPS	0.000%	2/15/2037	10,750	2,758
U.S. Treasury STRIPS	0.000%	2/15/2037	11,250	2,860
U.S. Treasury STRIPS	0.000%	5/15/2037	16,950	4,306
U.S. Treasury STRIPS	0.000%	5/15/2037	5,800	1,466
U.S. Treasury STRIPS	0.000%	2/15/2038	6,100	1,494
U.S. Treasury STRIPS	0.000%	2/15/2038	12,150	2,943

Total U.S. Government Securities
(Cost $139,753)				129,182

Temporary Cash Investment (0.1%)

1 Vanguard Market Liquidity Fund, 2.319%
(Cost $88)			88,027	88

Total Investments (100.1%)
(Cost $139,841)				129,270

Other Assets and Liabilities—Net (-0.1%)				(99)

Net Assets (100%)				129,171

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At May 31, 2008, the cost of investment securities for tax purposes was $139,841,000. Net unrealized depreciation of investment securities for tax purposes was $10,571,000 consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1- Quoted prices in active markets for identical securities.
Level 2- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3- Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	$88
Level 2- Other significant observable inputs	$129,182
Level 3- Significant unobservable inputs	-
Total	$129,270

Vanguard Consumer Discretionary Index Fund Schedule of Investments May 31, 2008
	Shares	Market Value ($000)

Common Stocks (99.7%)

Auto Components (3.8%)
Johnson Controls, Inc.	100,093	3,409
BorgWarner, Inc.	19,455	1,006
* The Goodyear Tire & Rubber Co.	38,463	977
Autoliv, Inc.	12,402	678
WABCO Holdings Inc.	10,210	534
Gentex Corp.	24,280	426
* Lear Corp.	11,063	285
* TRW Automotive Holdings Corp.	9,282	232
* Exide Technologies	12,596	208
* Tenneco Automotive, Inc.	7,775	186
ArvinMeritor, Inc.	11,557	173
American Axle & Manufacturing Holdings, Inc.	7,624	142
Cooper Tire & Rubber Co.	9,898	109
* Visteon Corp.	21,851	88
* Aftermarket Technology Corp.	3,698	83
Modine Manufacturing Co.	5,207	82
Superior Industries International, Inc.	3,751	77
* Drew Industries, Inc.	3,314	73
Sauer-Danfoss, Inc.	2,040	64
* Raser Technologies, Inc.	5,679	62
Spartan Motors, Inc.	5,191	47

		8,941

Automobiles (2.2%)
* Ford Motor Co.	306,080	2,081
Harley-Davidson, Inc.	40,204	1,671
General Motors Corp.	75,862	1,297
Thor Industries, Inc.	6,075	164
Winnebago Industries, Inc.	4,648	69
* Fleetwood Enterprises, Inc.	10,494	44
Monaco Coach Corp.	4,773	22

		5,348

Distributors (0.9%)
Genuine Parts Co.	28,154	1,239
* LKQ Corp.	20,406	452
* Central European Distribution Corp.	5,789	413
* Core-Mark Holding Co., Inc.	1,302	38
Building Materials Holding Corp.	881	2

		2,144

Diversified Consumer Services (3.0%)
H & R Block, Inc.	54,832	1,280
* Apollo Group, Inc. Class A	23,934	1,144
DeVry, Inc.	10,836	618
Service Corp. International	46,750	500
Strayer Education, Inc.	2,429	486
* ITT Educational Services, Inc.	6,654	483
Sotheby's	11,373	305
* Career Education Corp.	15,265	279
Weight Watchers International, Inc.	6,026	252
Matthews International Corp.	5,218	248
* Hillenbrand Inc.	10,390	230
Regis Corp.	6,867	208
* Corinthian Colleges, Inc.	14,248	182
* Coinstar, Inc.	4,711	180
* Capella Education Co.	2,196	143
Stewart Enterprises, Inc. Class A	15,098	104
* Steiner Leisure Ltd.	2,567	99
* INVESTools Inc.	9,898	79
Jackson Hewitt Tax Service Inc.	5,119	72
* Pre-Paid Legal Services, Inc.	1,506	63
* Universal Technical Institute Inc.	3,980	51
* American Public Education, Inc.	1,351	50
* K12 Inc.	1,617	45

		7,101

Hotels, Restaurants & Leisure (16.6%)
McDonald's Corp.	194,133	11,516
Yum! Brands, Inc.	80,154	3,182
Carnival Corp.	73,587	2,948
* Starbucks Corp.	122,553	2,229
International Game Technology	52,880	1,886
Marriott International, Inc. Class A	47,744	1,571
Starwood Hotels & Resorts Worldwide, Inc.	31,739	1,536
* Las Vegas Sands Corp.	17,859	1,240
Wynn Resorts Ltd.	10,543	1,055
Tim Hortons, Inc.	31,396	1,042
* MGM Mirage, Inc.	16,756	825
Darden Restaurants Inc.	22,946	786
Royal Caribbean Cruises, Ltd.	23,154	688
Wyndham Worldwide Corp.	29,830	653
* Penn National Gaming, Inc.	12,349	573
Burger King Holdings Inc.	15,831	452
Wendy's International, Inc.	14,658	435
* Scientific Games Corp.	11,683	378
Brinker International, Inc.	17,057	374
* Bally Technologies Inc.	8,190	369
Orient-Express Hotel Ltd.	7,120	335
* WMS Industries, Inc.	8,535	316
* Panera Bread Co.	4,841	251
* Jack in the Box Inc.	10,045	247
* Chipotle Mexican Grill, Inc. Class B	2,953	244
International Speedway Corp.	5,148	228
* The Cheesecake Factory Inc.	11,357	228
* Vail Resorts Inc.	4,558	227
* Chipotle Mexican Grill, Inc.	2,454	227
* Life Time Fitness, Inc.	5,580	223
Choice Hotels International, Inc.	5,797	201
* Gaylord Entertainment Co.	6,922	197
* Sonic Corp.	10,185	195
Bob Evans Farms, Inc.	5,889	171
* CEC Entertainment Inc.	4,490	162
Boyd Gaming Corp.	9,523	152
* Pinnacle Entertainment, Inc.	10,020	139
IHOP Corp.	2,584	121
CBRL Group, Inc.	3,782	111
* P.F. Chang's China Bistro, Inc.	4,135	110
* Papa John's International, Inc.	3,615	106
* Domino's Pizza, Inc.	7,766	105
* Texas Roadhouse, Inc.	9,404	104
CKE Restaurants Inc.	8,642	102
* Red Robin Gourmet Burgers, Inc.	2,642	89
* Buffalo Wild Wings Inc.	2,629	87
Ameristar Casinos, Inc.	4,303	77
Churchill Downs, Inc.	1,583	68
* Morgans Hotel Group	5,229	67
Ruby Tuesday, Inc.	8,663	65
* California Pizza Kitchen, Inc.	4,632	64
Speedway Motorsports, Inc.	2,519	64
The Marcus Corp.	3,647	63
* Denny's Corp.	15,173	62
Triarc Cos., Inc. Class B	8,152	57
* Peet's Coffee & Tea Inc.	2,286	53
Ambassadors Group, Inc.	2,472	46
* AFC Enterprises, Inc.	4,277	43
O'Charley's Inc.	3,642	40
* Shuffle Master, Inc.	6,075	38
* BJ's Restaurants Inc.	2,830	36
Landry's Restaurants, Inc.	2,028	33
* Krispy Kreme Doughnuts, Inc.	9,235	33
* Six Flags, Inc.	15,962	33
* Great Wolf Resorts, Inc.	4,494	31
* Steak n Shake Co.	4,527	31
* Monarch Casino & Resort, Inc.	1,989	28
* Bluegreen Corp.	3,610	26
Triarc Cos., Inc. Class A	3,262	24
Dover Downs Gaming & Entertainment, Inc.	2,546	22
* MTR Gaming Group Inc.	3,921	21
* Ruth's Chris Steak House Inc.	2,948	21
* Town Sports International Holdings, Inc.	1,970	16
* Isle of Capri Casinos, Inc.	2,375	16
* Trump Entertainment Resorts, Inc.	753	3
* Jamba Inc.	227	1

		39,598

Household Durables (5.7%)
Fortune Brands, Inc.	25,943	1,803
Garmin Ltd.	20,010	973
Whirlpool Corp.	12,782	942
Newell Rubbermaid, Inc.	46,872	941
* Mohawk Industries, Inc.	9,792	735
Black & Decker Corp.	10,270	664
D. R. Horton, Inc.	47,570	605
Snap-On Inc.	9,726	602
The Stanley Works	11,935	580
Leggett & Platt, Inc.	28,535	545
* Toll Brothers, Inc.	22,298	470
Pulte Homes, Inc.	36,364	445
Harman International Industries, Inc.	9,556	427
Tupperware Brands Corp.	10,354	397
Centex Corp.	20,289	382
* NVR, Inc.	664	375
Lennar Corp. Class A	21,629	365
KB Home	12,734	261
MDC Holdings, Inc.	6,170	251
* Jarden Corp.	11,654	219
Ryland Group, Inc.	7,063	196
American Greetings Corp. Class A	8,575	160
Ethan Allen Interiors, Inc.	4,743	133
Tempur-Pedic International Inc.	12,034	129
* Champion Enterprises, Inc.	12,954	108
Furniture Brands International Inc.	7,669	108
* Helen of Troy Ltd.	4,871	87
Blyth, Inc.	4,302	84
* Meritage Corp.	4,631	80
* Hovnanian Enterprises Inc. Class A	8,846	70
* Universal Electronics, Inc.	2,400	61
La-Z-Boy Inc.	8,475	54
Beazer Homes USA, Inc.	6,428	45
Sealy Corp.	7,014	44
Standard Pacific Corp.	12,407	39
CSS Industries, Inc.	1,292	38
National Presto Industries, Inc.	566	38
* iRobot Corp.	2,686	38
M/I Homes, Inc.	2,167	37
Brookfield Homes Corp.	2,206	33
* Avatar Holding, Inc.	878	30
* Palm Harbor Homes, Inc.	1,454	11
* WCI Communities, Inc.	5,598	11

		13,616

Internet & Catalog Retail (3.8%)
* Amazon.com, Inc.	52,698	4,301
* Liberty Media Corp.-Interactive Series A	96,991	1,648
* Priceline.com, Inc.	6,105	821
* Expedia, Inc.	32,567	790
* IAC/InterActiveCorp	31,893	719
* Netflix.com, Inc.	8,274	251
* Blue Nile Inc.	2,408	128
NutriSystem, Inc.	5,179	106
* Overstock.com, Inc.	2,600	66
FTD Group, Inc.	3,189	47
* Orbitz Worldwide, Inc.	5,552	43
* Gaiam, Inc.	2,623	41
* Stamps.com Inc.	2,782	41
* 1-800-FLOWERS.COM, Inc.	3,867	32
* Shutterfly, Inc.	2,109	30
* ValueVision Media, Inc.	5,212	23

		9,087

Internet Software & Services (0.0%)
* GSI Commerce, Inc.	77	1

Leisure Equipment & Products (1.6%)
Mattel, Inc.	60,914	1,227
Hasbro, Inc.	21,634	784
Eastman Kodak Co.	48,327	740
Polaris Industries, Inc.	5,855	279
Brunswick Corp.	14,680	201
Pool Corp.	7,953	164
Callaway Golf Co.	10,564	134
* JAKKS Pacific, Inc.	4,464	105
* RC2 Corp.	3,020	58
* Leapfrog Enterprises, Inc.	5,807	48
* Smith & Wesson Holding Corp.	6,845	41
* MarineMax, Inc.	2,995	29
Marine Products Corp.	2,189	18

		3,828

Media (31.1%)
The Walt Disney Co.	301,548	10,132
Time Warner, Inc.	602,863	9,573
Comcast Corp. Class A	318,459	7,165
News Corp., Class A	306,140	5,495
Comcast Corp. Special Class A	170,212	3,794
* Viacom Inc. Class B	93,444	3,347
* DIRECTV Group, Inc.	116,532	3,275
Clear Channel Communications, Inc.	79,731	2,792
Omnicom Group Inc.	54,043	2,649
The McGraw-Hill Cos., Inc.	55,461	2,301
* Liberty Media Corp.	82,661	2,232
CBS Corp.	99,714	2,152
News Corp., Class B	73,678	1,370
* DISH Network Corp.	35,423	1,244
* Discovery Holding Co. Class A	45,170	1,183
Gannett Co., Inc.	38,865	1,120
* Cablevision Systems NY Group Class A	38,593	1,046
* Liberty Global, Inc. Class A	28,772	1,032
* Liberty Global, Inc. Series C	27,922	943
* Time Warner Cable, Inc.	30,217	903
* Interpublic Group of Cos., Inc.	78,703	785
Virgin Media Inc.	46,401	728
E.W. Scripps Co. Class A	14,833	699
Washington Post Co. Class B	1,040	654
* Sirius Satellite Radio, Inc.	224,739	566
* XM Satellite Radio Holdings, Inc.	50,714	539
* Lamar Advertising Co. Class A	12,602	527
New York Times Co. Class A	22,808	397
* DreamWorks Animation SKG, Inc.	12,009	379
John Wiley & Sons Class A	7,339	347
* Getty Images, Inc.	8,981	301
* Marvel Entertainment, Inc.	8,547	291
Arbitron Inc.	4,735	236
Regal Entertainment Group Class A	13,125	231
* Lions Gate Entertainment Corp.	20,166	215
* CTC Media, Inc.	7,681	213
Meredith Corp.	6,409	210
* Morningstar, Inc.	2,582	183
* Live Nation, Inc.	11,534	175
Interactive Data Corp.	6,304	174
* Scholastic Corp.	5,545	172
National CineMedia Inc.	7,088	141
Belo Corp. Class A	14,744	141
* Clear Channel Outdoor Holdings, Inc. Class A	6,836	141
* Valassis Communications, Inc.	8,019	127
Harte-Hanks, Inc.	7,621	103
* Charter Communications, Inc.	64,200	102
Idearc Inc.	24,682	99
Hearst-Argyle Television Inc.	3,986	85
The McClatchy Co. Class A	9,521	84
Sinclair Broadcast Group, Inc.	8,787	79
CKX, Inc.	7,386	78
Cinemark Holdings Inc.	5,359	78
RCN Corp.	6,275	76
* Knology, Inc.	5,030	75
* Cox Radio, Inc.	5,278	67
* R.H. Donnelley Corp.	11,407	62
* Mediacom Communications Corp.	9,215	57
Warner Music Group Corp.	6,274	56
World Wrestling Entertainment, Inc.	3,385	56
Citadel Broadcasting Corp.	30,648	54
* Entravision Communications Corp.	10,008	53
Media General, Inc. Class A	3,360	51
* Dolan Media Co.	2,750	51
Entercom Communications Corp.	4,898	47
Lee Enterprises, Inc.	6,795	46
Journal Communications, Inc.	7,840	46
* Fisher Communications, Inc.	1,222	43
* Lin TV Corp.	4,505	41
* Martha Stewart Living Omnimedia, Inc.	3,999	35
* Cumulus Media Inc.	5,538	29
Gray Television, Inc.	7,221	29
AH Belo Corp.	2,932	28
GateHouse Media, Inc.	5,951	25
* Westwood One, Inc.	12,335	21
* Playboy Enterprises, Inc. Class B	3,391	20
PRIMEDIA Inc.	2,788	16
* LodgeNet Interactive Corp.	2,382	16
* Crown Media Holdings, Inc.	2,499	13

		74,141

Multiline Retail (7.0%)
Target Corp.	131,108	6,996
* Kohl's Corp.	50,231	2,250
Macy's Inc.	70,749	1,675
J.C. Penney Co., Inc. (Holding Co.)	35,319	1,421
* Sears Holdings Corp.	12,702	1,076
Nordstrom, Inc.	27,940	977
* Dollar Tree, Inc.	15,499	572
Family Dollar Stores, Inc.	22,387	479
* Big Lots Inc.	15,133	470
* Saks Inc.	22,699	314
Dillard's Inc.	10,217	166
Fred's, Inc.	6,439	81
* 99 Cents Only Stores	8,124	68
* Retail Ventures, Inc.	4,946	28
* Tuesday Morning Corp.	5,284	27

		16,600

Speciality Retail (18.7%)
Home Depot, Inc.	284,484	7,784
Lowe's Cos., Inc.	245,776	5,899
Best Buy Co., Inc.	60,106	2,806
Staples, Inc.	119,198	2,795
TJX Cos., Inc.	73,668	2,362
The Gap, Inc.	88,642	1,618
* Bed Bath & Beyond, Inc.	44,416	1,415
* GameStop Corp. Class A	25,777	1,279
Tiffany & Co.	22,745	1,115
Abercrombie & Fitch Co.	14,436	1,048
Limited Brands, Inc.	53,129	1,030
Sherwin-Williams Co.	17,738	996
* AutoZone Inc.	7,459	944
Ross Stores, Inc.	23,009	843
* CarMax, Inc.	36,420	716
Advance Auto Parts, Inc.	15,932	642
* Urban Outfitters, Inc.	19,473	627
American Eagle Outfitters, Inc.	32,479	592
* Office Depot, Inc.	45,460	577
PetSmart, Inc.	21,583	506
* O'Reilly Automotive, Inc.	18,325	479
* Aeropostale, Inc.	11,282	394
Williams-Sonoma, Inc.	15,498	394
Guess ?, Inc.	9,536	389
Foot Locker, Inc.	25,969	379
* AutoNation, Inc.	23,178	366
* Dick's Sporting Goods, Inc.	14,209	329
RadioShack Corp.	20,891	306
* AnnTaylor Stores Corp.	10,434	286
OfficeMax, Inc.	12,637	274
Barnes & Noble, Inc.	8,317	254
* J. Crew Group, Inc.	6,699	250
* Rent-A-Center, Inc.	11,212	235
* Chico's FAS, Inc.	29,496	225
* The Gymboree Corp.	4,831	223
* Tractor Supply Co.	5,792	198
Men's Wearhouse, Inc.	8,499	176
Aaron Rents, Inc.	7,337	164
* Zale Corp.	7,519	164
Penske Automotive Group Inc.	7,208	151
* The Children's Place Retail Stores, Inc.	4,108	141
Circuit City Stores, Inc.	28,331	139
* The Dress Barn, Inc.	8,072	125
* Collective Brands, Inc.	10,909	124
Brown Shoe Co., Inc.	7,070	119
* Charming Shoppes, Inc.	20,538	119
The Buckle, Inc.	2,534	116
* Pacific Sunwear of California, Inc.	11,816	112
* Hibbett Sports Inc.	5,227	110
* Genesco, Inc.	3,802	109
* Pier 1 Imports Inc.	14,746	106
* Sally Beauty Co. Inc.	13,694	103
* Cabela's Inc.	7,133	99
Group 1 Automotive, Inc.	3,635	95
* Tween Brands, Inc.	4,756	94
Stage Stores, Inc.	6,912	93
Sonic Automotive, Inc.	4,989	93
Asbury Automotive Group, Inc.	5,297	87
* CSK Auto Corp.	7,406	85
* Jo-Ann Stores, Inc.	3,763	85
* Jos. A. Bank Clothiers, Inc.	3,008	82
Cato Corp. Class A	5,160	81
The Pep Boys (Manny, Moe & Jack)	8,642	78
* Coldwater Creek Inc.	10,218	67
Christopher & Banks Corp.	5,925	67
* Charlotte Russe Holding Inc.	3,505	66
Borders Group, Inc.	9,915	61
* Blockbuster Inc. Class A	18,423	60
* Zumiez Inc.	2,703	57
Finish Line, Inc.	7,098	56
Monro Muffler Brake, Inc.	3,033	56
* Ulta Salon, Cosmetics & Fragrance, Inc.	3,831	55
bebe stores, inc.	4,391	50
Systemax Inc.	2,434	47
* Hot Topic, Inc.	7,306	38
* New York & Co., Inc.	4,534	38
* Citi Trends Inc.	1,654	37
* DSW Inc. Class A	2,244	33
* Conn's, Inc.	1,818	31
Big 5 Sporting Goods Corp.	3,466	31
Talbots Inc.	4,133	30
* hhgregg, Inc.	2,718	30
* Blockbuster Inc. Class B	11,229	29
Stein Mart, Inc.	4,481	26
* Lumber Liquidators, Inc.	1,539	24
* Build-A-Bear-Workshop, Inc.	2,629	24
* Select Comfort Corp.	7,671	23
Lithia Motors, Inc.	2,533	17
* Nexcen Brands, Inc.	7,866	5

		44,683

Textiles, Apparel & Luxury Goods (5.3%)
NIKE, Inc. Class B	62,815	4,295
* Coach, Inc.	59,321	2,153
VF Corp.	14,756	1,117
Polo Ralph Lauren Corp.	9,772	683
* Hanesbrands Inc.	15,966	527
Phillips-Van Heusen Corp.	9,448	429
* The Warnaco Group, Inc.	7,640	368
Liz Claiborne, Inc.	16,718	292
* Deckers Outdoor Corp.	2,069	283
* Fossil, Inc.	8,176	259
Wolverine World Wide, Inc.	8,760	252
Jones Apparel Group, Inc.	14,321	241
* Quiksilver, Inc.	20,891	178
* Under Armour, Inc.	4,718	169
* Timberland Co.	8,444	155
* Carter's, Inc.	9,653	144
* Crocs, Inc.	13,130	134
* Skechers U.S.A., Inc.	5,500	132
* Lululemon Athletica, Inc.	4,118	132
* Iconix Brand Group Inc.	8,580	124
UniFirst Corp.	2,274	109
Columbia Sportswear Co.	2,404	105
* True Religion Apparel, Inc.	3,598	91
Oxford Industries, Inc.	2,654	73
Movado Group, Inc.	3,250	72
K-Swiss, Inc.	4,488	72
* Volcom, Inc.	2,617	66
* Steven Madden, Ltd.	2,637	54
Kenneth Cole Productions, Inc.	1,931	30
* American Apparel, Inc.	2,892	19

		12,758

Total Common Stocks
(Cost $253,609)		237,846

Temporary Cash Investment (0.1%)
1 Vanguard Market Liquidity Fund, 2.319%
(Cost $158)	157,636	158

Total Investments (99.8%)
(Cost $253,767)		238,004

Other Assets and Liabilities - Net (0.2%)		485

Net Assets (100%)		238,489

* Non-income-producing security. 1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2008, the cost of investment securities for tax purposes was $253,767,000. Net unrealized depreciation of investment securities for tax purposes was $15,763,000, consisting of unrealized gains of $8,009,000 on securities that had risen in value since their purchase and $23,772,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund Schedule of Investments May 31, 2008
	Shares	Market Value ($000)

Common Stocks (100.0%)

Beverages (21.2%)
The Coca-Cola Co.	678,041	38,825
PepsiCo, Inc.	513,996	35,106
Anheuser-Busch Cos., Inc.	265,025	15,228
Molson Coors Brewing Co. Class B	46,906	2,721
* Dr. Pepper Snapple Group, Inc.	96,205	2,422
Coca-Cola Enterprises, Inc.	113,279	2,281
The Pepsi Bottling Group, Inc.	56,872	1,844
Brown-Forman Corp. Class B	22,681	1,705
* Constellation Brands, Inc. Class A	77,119	1,644
* Hansen Natural Corp.	32,148	1,004
PepsiAmericas, Inc.	30,567	745
* Boston Beer Co., Inc. Class A	8,775	349
Coca-Cola Bottling Co.	4,824	250
National Beverage Corp.	28,549	214
* Jones Soda Co.	1,129	3

		104,341

Distributors (0.0%)
* Central European Distribution Corp.	214	15

Food & Staples Retailing (24.8%)
Wal-Mart Stores, Inc.	788,610	45,534
CVS/Caremark Corp.	514,983	22,036
Walgreen Co.	358,643	12,918
Costco Wholesale Corp.	157,556	11,237
Sysco Corp.	221,207	6,826
The Kroger Co.	235,623	6,513
Safeway, Inc.	162,898	5,192
SuperValu Inc.	81,250	2,849
Whole Foods Market, Inc.	56,097	1,627
* BJ's Wholesale Club, Inc.	27,493	1,086
Longs Drug Stores, Inc.	15,350	728
Ruddick Corp.	18,986	675
* Rite Aid Corp.	285,447	642
Casey's General Stores, Inc.	25,882	567
* Winn-Dixie Stores, Inc.	31,194	563
* United Natural Foods, Inc.	23,190	493
* The Great Atlantic & Pacific Tea Co., Inc.	19,475	486
The Andersons, Inc.	9,714	412
Spartan Stores, Inc.	15,618	375
Nash-Finch Co.	9,583	366
Weis Markets, Inc.	9,137	315
* The Pantry, Inc.	25,495	311
PriceSmart, Inc.	12,755	300
Ingles Markets, Inc.	11,917	290

		122,341

Food Products (18.1%)
Kraft Foods Inc.	552,440	17,943
Archer-Daniels-Midland Co.	211,144	8,382
General Mills, Inc.	123,300	7,793
H.J. Heinz Co.	116,289	5,804
Wm. Wrigley Jr. Co.	72,068	5,559
Bunge Ltd.	44,450	5,306
Kellogg Co.	100,794	5,222
ConAgra Foods, Inc.	181,858	4,288
Sara Lee Corp.	267,565	3,687
Campbell Soup Co.	87,133	2,917
The Hershey Co.	61,098	2,394
Tyson Foods, Inc.	106,820	2,012
McCormick & Co., Inc.	46,055	1,731
* Smithfield Foods, Inc.	48,920	1,531
Corn Products International, Inc.	30,557	1,436
* Dean Foods Co.	62,393	1,357
Hormel Foods Corp.	31,351	1,185
J.M. Smucker Co.	22,415	1,183
Flowers Foods, Inc.	36,131	1,016
Del Monte Foods Co.	96,755	843
* Ralcorp Holdings, Inc.	11,907	714
* Darling International, Inc.	40,447	652
Pilgrim's Pride Corp.	23,999	624
* Hain Celestial Group, Inc.	20,795	598
* Chiquita Brands International, Inc.	23,003	560
Sanderson Farms, Inc.	9,793	489
* TreeHouse Foods Inc.	18,369	480
Tootsie Roll Industries, Inc.	18,123	464
* Green Mountain Coffee Roasters, Inc.	10,421	450
Lancaster Colony Corp.	13,427	440
Lance, Inc.	17,952	375
J & J Snack Foods Corp.	11,485	334
Cal-Maine Foods, Inc.	9,973	311
Wm. Wrigley Jr. Co. Class B	3,993	307
Reddy Ice Holdings, Inc.	22,452	280
B&G Foods Inc.	25,503	248
Farmer Brothers, Inc.	10,172	243
Alico, Inc.	5,903	236

		89,394

Household Products (20.1%)
The Procter & Gamble Co.	1,037,437	68,523
Colgate-Palmolive Co.	184,353	13,708
Kimberly-Clark Corp.	152,807	9,749
The Clorox Co.	52,825	3,018
* Energizer Holdings, Inc.	21,628	1,765
Church & Dwight, Inc.	27,236	1,551
WD-40 Co.	11,087	384
* Central Garden & Pet Co. Class A	34,232	255
* Spectrum Brands Inc.	58,680	244
* Central Garden and Pet Co.	16,753	134

		99,331

Industrial Conglomerates (0.0%)
Seaboard Corp.	96	172

Personal Products (2.9%)
Avon Products, Inc.	157,004	6,133
The Estee Lauder Cos. Inc. Class A	40,532	1,929
Alberto-Culver Co.	38,547	1,019
* NBTY, Inc.	27,350	893
Herbalife Ltd.	21,815	841
* Bare Escentuals, Inc.	29,261	587
* Chattem, Inc.	8,582	534
Nu Skin Enterprises, Inc.	29,243	501
* American Oriental Bioengineering, Inc.	37,141	442
* Elizabeth Arden, Inc.	23,105	347
* Prestige Brands Holdings Inc.	30,576	334
Inter Parfums, Inc.	10,352	261
* USANA Health Sciences, Inc.	9,995	254
Mannatech, Inc.	34,386	217
* Revlon, Inc. Class A	235,955	198

		14,490

Tobacco (12.9%)
* Philip Morris International Inc.	675,041	35,548
Altria Group, Inc.	760,002	16,918
Reynolds American Inc.	66,543	3,655
UST, Inc.	56,623	3,127
Carolina Group	40,898	2,967
Universal Corp. (VA)	13,297	660
Vector Group Ltd.	25,570	447
* Alliance One International, Inc.	64,397	387

		63,709

Total Common Stocks
(Cost $456,939)		493,793

Temporary Cash Investment (0.1%)
1 Vanguard Market Liquidity Fund, 2.319%
(Cost $320)	320,256	320

Total Investments (100.1%)
(Cost $457,259)		494,113

Other Assets and Liabilities-Net (-0.1%)		(498)

Net Assets (100%)		493,615

* Non-income-producing security. 1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2008, the cost of investment securities for tax purposes was $457,259,000. Net unrealized appreciation of investment securities for tax purposes was $36,854,000, consisting of unrealized gains of $44,652,000 on securities that had risen in value since their purchase and $7,798,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund Schedule of Investments May 31, 2008
	Shares	Market Value ($000)

Common Stocks (99.9%)

Energy Equipment & Services (25.3%)
Oil & Gas Drilling (6.6%)
* Transocean, Inc.	164,614	24,723
Noble Corp.	139,745	8,824
* Nabors Industries, Inc.	148,032	6,223
ENSCO International, Inc.	75,301	5,409
Diamond Offshore Drilling, Inc.	36,404	4,967
* Pride International, Inc.	87,813	3,859
Helmerich & Payne, Inc.	54,729	3,429
Rowan Cos., Inc.	58,977	2,604
Patterson-UTI Energy, Inc.	81,736	2,573
* Unit Corp.	25,184	1,931
* Hercules Offshore, Inc.	47,874	1,624
* Atwood Oceanics, Inc.	15,345	1,564
* Grey Wolf, Inc.	103,307	809
* Parker Drilling Co.	65,261	583
* Pioneer Drilling Co.	29,532	526
* Bronco Drilling Co., Inc.	17,471	318
Oil & Gas Equipment & Services (18.7%)
Schlumberger Ltd.	700,461	70,838
Halliburton Co.	456,491	22,176
* National Oilwell Varco Inc.	214,991	17,913
* Weatherford International Ltd.	352,575	16,088
Baker Hughes, Inc.	160,802	14,250
Smith International, Inc.	104,440	8,242
* Cameron International Corp.	114,313	6,085
* FMC Technologies Inc.	68,115	4,894
BJ Services Co.	153,709	4,642
* Exterran Holdings, Inc.	33,135	2,436
* Superior Energy Services, Inc.	43,002	2,309
* Oceaneering International, Inc.	29,356	2,095
* Dresser Rand Group, Inc.	45,961	1,853
Tidewater Inc.	26,760	1,829
* Helix Energy Solutions Group, Inc.	46,605	1,800
* Core Laboratories N.V.	11,720	1,603
* Oil States International, Inc.	26,654	1,557
* W-H Energy Services, Inc.	16,575	1,418
* IHS Inc. Class A	18,921	1,127
* SEACOR Holdings Inc.	11,758	1,046
* Dril-Quip, Inc.	16,738	976
* Global Industries Ltd.	54,362	938
* TETRA Technologies, Inc.	41,501	893
* Willbros Group, Inc.	21,240	881
* ION Geophysical Corp.	47,786	783
* Complete Production Services, Inc.	26,863	770
* Gulfmark Offshore, Inc.	10,495	705
* Hornbeck Offshore Services, Inc.	13,361	704
* Bristow Group, Inc.	13,030	681
Lufkin Industries, Inc.	8,462	675
CARBO Ceramics Inc.	12,148	579
* NATCO Group Inc.	10,543	498
* T-3 Energy Services, Inc.	7,039	456
* Cal Dive International, Inc.	29,220	409
* Basic Energy Services Inc.	13,907	400
* Matrix Service Co.	16,405	396
* Newpark Resources, Inc.	55,266	390
* Superior Well Services, Inc.	15,276	378
RPC Inc.	22,251	333
Gulf Island Fabrication, Inc.	7,819	324
* Dawson Geophysical Co.	4,687	320
* PHI Inc. Non-Voting Shares	8,071	317
* Trico Marine Services, Inc.	7,893	303
* Allis-Chalmers Energy Inc.	14,765	254
* OYO Geospace Corp.	3,642	205
* SulphCo, Inc.	44,483	164

		267,899

Oil, Gas & Consumable Fuels (74.6%)
Coal & Consumable Fuels (3.3%)
Peabody Energy Corp.	138,382	10,229
CONSOL Energy, Inc.	95,017	9,270
Arch Coal, Inc.	75,062	4,872
* Alpha Natural Resources, Inc.	36,691	2,997
Massey Energy Co.	42,148	2,724
Foundation Coal Holdings, Inc.	24,324	1,623
* Patriot Coal Corp.	14,335	1,550
* International Coal Group, Inc.	74,026	745
* USEC Inc.	66,817	466
* James River Coal Co.	12,060	459
* Uranium Resources Inc.	40,565	180
* Evergreen Energy, Inc.	68,871	152
Integrated Oil & Gas (46.1%)
ExxonMobil Corp.	2,367,124	210,106
Chevron Corp.	1,156,698	114,687
ConocoPhillips Co.	857,188	79,804
Occidental Petroleum Corp.	425,819	39,146
Marathon Oil Corp.	368,860	18,956
Hess Corp.	149,861	18,404
Murphy Oil Corp.	93,720	8,683
Oil & Gas Exploration & Production (19.8%)
Devon Energy Corp.	218,689	25,355
Apache Corp.	172,491	23,124
Anadarko Petroleum Corp.	241,846	18,131
XTO Energy, Inc.	265,133	16,868
EOG Resources, Inc.	128,098	16,477
Chesapeake Energy Corp.	253,998	13,911
Noble Energy, Inc.	89,482	8,720
* Southwestern Energy Co.	177,831	7,885
* Ultra Petroleum Corp.	79,568	6,920
Range Resources Corp.	78,458	5,159
Pioneer Natural Resources Co.	62,663	4,499
* Denbury Resources, Inc.	128,274	4,365
* Newfield Exploration Co.	68,729	4,346
* Plains Exploration & Production Co.	59,205	4,232
* Petrohawk Energy Corp.	115,276	3,387
Cabot Oil & Gas Corp.	51,653	3,112
Cimarex Energy Co.	43,643	2,974
* Forest Oil Corp.	44,295	2,957
* SandRidge Energy, Inc.	40,204	2,211
* Whiting Petroleum Corp.	22,484	2,103
* Quicksilver Resources, Inc.	55,117	2,008
* Encore Acquisition Co.	27,612	1,844
* Continental Resources, Inc.	27,137	1,741
St. Mary Land & Exploration Co.	33,871	1,726
Penn Virginia Corp.	22,730	1,432
* Mariner Energy Inc.	42,458	1,388
* Comstock Resources, Inc.	24,204	1,388
* EXCO Resources, Inc.	48,850	1,218
Berry Petroleum Class A	19,884	1,074
* Carrizo Oil & Gas, Inc.	15,071	1,009
* Stone Energy Corp.	14,851	1,004
* Swift Energy Co.	16,689	962
W&T Offshore, Inc.	16,918	943
* Bill Barrett Corp.	17,428	938
Atlas America, Inc.	13,478	925
* Arena Resources, Inc.	18,404	921
* Concho Resources, Inc.	27,631	881
* Delta Petroleum Corp.	37,396	826
* Rosetta Resources, Inc.	28,748	774
* McMoRan Exploration Co.	24,110	770
* CNX Gas Corp.	17,139	713
* ATP Oil & Gas Corp.	16,282	694
* BPZ Energy, Inc.	29,657	674
* Contango Oil & Gas Co.	7,788	651
* Petroleum Development Corp.	8,591	594
* Oilsands Quest, Inc.	120,880	552
* PetroQuest Energy, Inc.	24,329	539
* Goodrich Petroleum Corp.	11,661	497
* Parallel Petroleum Corp.	23,414	492
* Warren Resources Inc.	35,511	480
* Clayton Williams Energy, Inc.	4,315	407
* Brigham Exploration Co.	27,054	394
* GMX Resources Inc.	7,125	344
* Bois d'Arc Energy, Inc.	12,997	318
* Energy Partners, Ltd.	19,968	301
* Gulfport Energy Corp.	18,640	284
* Veneco Inc.	13,761	275
* Harvest Natural Resources, Inc.	23,162	258
* TXCO Resources Inc.	19,520	216
* Approach Resources Inc.	7,245	163
APCO Argentina Inc.	6,040	155
* GeoGlobal Resources Inc.	42,964	129
Oil & Gas Refining & Marketing (2.3%)
Valero Energy Corp.	286,197	14,550
Sunoco, Inc.	62,225	2,767
Tesoro Corp.	73,600	1,829
Frontier Oil Corp.	55,765	1,679
Holly Corp.	23,959	1,017
* CVR Energy, Inc.	15,977	426
World Fuel Services Corp.	16,808	405
* VeraSun Energy Corp.	46,279	315
Western Refining, Inc.	21,612	274
* Rentech, Inc.	110,955	259
* Clean Energy Fuels Corp.	12,586	188
Alon USA Energy, Inc.	10,506	161
Delek US Holdings, Inc.	12,172	159
* Aventine Renewable Energy Holdings, Inc.	27,886	157
* Pacific Ethanol, Inc.	37,510	133
* Verenium Corp.	44,032	106
Oil & Gas Storage & Transportation (3.1%)
Williams Cos., Inc.	304,441	11,581
Spectra Energy Corp.	329,651	8,907
El Paso Corp.	365,817	7,152
* Kinder Morgan Management, LLC	35,511	1,958
Overseas Shipholding Group Inc.	16,115	1,274
Crosstex Energy, Inc.	22,087	754
General Maritime Corp.	17,175	485
* Enbridge Energy Management LLC	7,574	403
* Cheniere Energy, Inc.	35,725	175

		791,805

Total Investments (99.9%)
(Cost $721,926)		1,059,704

Other Assets and Liabilities-Net (0.1%)		1,135

Net Assets (100%)		1,060,839

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2008, the cost of investment securities for tax purposes was $721,926,000. Net unrealized appreciation of investment securities for tax purposes was $337,778,000, consisting of unrealized gains of $342,877,000 on securities that had risen in value since their purchase and $5,099,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financial Index Fund
Schedule of Investments
May 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.9%)

Capital Markets (16.5%)
The Goldman Sachs Group, Inc.	94,256	16,628
Bank of New York Mellon Corp.	301,986	13,447
Morgan Stanley	263,010	11,633
Merrill Lynch & Co., Inc.	243,573	10,698
State Street Corp.	102,544	7,385
Charles Schwab Corp.	260,712	5,783
Franklin Resources Corp.	44,086	4,462
Lehman Brothers Holdings, Inc.	119,306	4,392
Northern Trust Corp.	52,461	3,987
T. Rowe Price Group Inc.	66,384	3,845
Invesco, Ltd.	111,106	3,092
Ameriprise Financial, Inc.	60,145	2,842
Legg Mason Inc.	34,953	1,881
American Capital Strategies, Ltd.	49,595	1,587
Janus Capital Group Inc.	43,323	1,256
Eaton Vance Corp.	29,051	1,236
* TD Ameritrade Holding Corp.	62,865	1,138
* Affiliated Managers Group, Inc.	9,709	995
Allied Capital Corp.	47,290	939
Federated Investors, Inc.	24,314	895
SEI Investments Co.	35,958	867
Raymond James Financial, Inc.	25,536	760
Waddell & Reed Financial, Inc.	20,961	741
Apollo Investment Corp.	37,598	679
Jefferies Group, Inc.	29,635	533
* E*TRADE Financial Corp.	122,296	501
* Investment Technology Group, Inc.	11,630	490
* Knight Capital Group, Inc. Class A	24,528	437
Bear Stearns Co., Inc.	35,045	327
Ares Capital Corp.	25,574	317
* MF Global Ltd.	19,646	286
optionsXpress Holdings Inc.	11,755	268
* FCStone Group, Inc.	6,636	260
Greenhill & Co., Inc.	4,263	257
GFI Group Inc.	18,858	223
* Stifel Financial Corp.	3,548	203
* Piper Jaffray Cos., Inc.	5,096	194
* KBW Inc.	6,971	172
SWS Group, Inc.	6,660	123
Calamos Asset Management, Inc.	5,788	117
MCG Capital Corp.	19,666	113
Cohen & Steers, Inc.	3,655	110
* LaBranche & Co. Inc.	14,638	98
Capital Southwest Corp.	754	91
* TradeStation Group, Inc.	8,185	86
Gamco Investors Inc. Class A	1,444	77
* BGC Partners, Inc.	7,653	68
* Penson Worldwide, Inc.	3,504	47
BlackRock Kelso Capital Corp.	3,335	40
* FBR Capital Markets Corp.	6,899	35
* Thomas Weisel Partners Group, Inc.	3,296	22

		106,663

Commercial Banks (16.6%)
Wells Fargo & Co.	842,873	23,238
U.S. Bancorp	457,611	15,188
Wachovia Corp.	565,777	13,465
PNC Financial Services Group	91,482	5,878
SunTrust Banks, Inc.	88,793	4,636
BB&T Corp.	144,412	4,545
Regions Financial Corp.	183,917	3,277
Fifth Third Bancorp	126,718	2,370
KeyCorp	102,769	2,001
M & T Bank Corp.	18,920	1,640
Comerica, Inc.	39,892	1,483
Marshall & Ilsley Corp.	63,380	1,473
Zions Bancorp	26,835	1,156
National City Corp.	159,731	933
Associated Banc-Corp.	32,059	876
Synovus Financial Corp.	74,235	853
Huntington Bancshares Inc.	92,225	822
Cullen/Frost Bankers, Inc.	13,961	780
Popular, Inc.	70,674	770
Commerce Bancshares, Inc.	16,343	718
Bank of Hawaii Corp.	12,737	689
UnionBanCal Corp.	12,684	635
Wilmington Trust Corp.	17,977	592
Fulton Financial Corp.	46,011	581
Valley National Bancorp	31,734	559
City National Corp.	10,878	527
TCF Financial Corp.	30,293	500
First Horizon National Corp.	49,480	474
BancorpSouth, Inc.	19,675	466
* SVB Financial Group	8,710	446
Susquehanna Bancshares, Inc.	22,613	435
FirstMerit Corp.	21,358	432
Westamerica Bancorporation	7,569	420
Whitney Holdings Corp.	17,941	408
UMB Financial Corp.	7,762	405
International Bancshares Corp.	14,511	368
BOK Financial Corp.	6,294	367
Webster Financial Corp.	13,871	360
F.N.B. Corp.	22,906	343
First Midwest Bancorp, Inc.	12,930	337
Prosperity Bancshares, Inc.	10,552	337
National Penn Bancshares Inc.	18,220	312
United Bankshares, Inc.	10,960	311
Old National Bancorp	17,626	308
First Charter Corp.	9,256	285
Colonial BancGroup, Inc.	46,163	283
Glacier Bancorp, Inc.	13,537	281
Hancock Holding Co.	6,310	281
Trustmark Corp.	12,879	257
PrivateBancorp, Inc.	6,719	254
Pacific Capital Bancorp	11,724	234
* Signature Bank	7,888	225
East West Bancorp, Inc.	16,633	220
Umpqua Holdings Corp.	15,793	220
Park National Corp.	2,982	211
First BanCorp Puerto Rico	20,762	209
NBT Bancorp, Inc.	8,152	200
MB Financial, Inc.	6,995	199
Sterling Bancshares, Inc.	19,239	197
First Commonwealth Financial Corp.	17,347	195
First Financial Bankshares, Inc.	4,122	189
* Investors Bancorp, Inc.	13,165	188
City Holding Co.	4,316	186
Wintrust Financial Corp.	5,927	185
S & T Bancorp, Inc.	5,573	181
Community Bank System, Inc.	7,468	180
First Citizens BancShares Class A	1,099	175
CVB Financial Corp.	16,499	175
Cathay General Bancorp	11,222	173
Frontier Financial Corp.	11,205	165
IBERIABANK Corp.	2,904	153
PacWest Bancorp	7,077	149
Chemical Financial Corp.	5,727	140
UCBH Holdings, Inc.	27,506	134
WesBanco, Inc.	5,982	132
First Busey Corp.	7,203	131
Columbia Banking System, Inc.	4,681	125
Renasant Corp.	5,219	121
Independent Bank Corp. (MA)	4,078	119
Central Pacific Financial Co.	7,876	117
Sandy Spring Bancorp, Inc.	4,335	115
Sterling Financial Corp.	12,829	114
* Texas Capital Bancshares, Inc.	6,226	113
Community Trust Bancorp Inc.	3,608	111
Citizens Banking Corp.	19,840	110
First Merchants Corp.	4,336	107
United Community Banks, Inc.	10,091	106
Harleysville National Corp.	7,783	106
The South Financial Group, Inc.	18,965	105
* Pinnacle Financial Partners, Inc.	3,835	103
TowneBank	4,971	96
First Financial Bancorp	8,324	95
Simmons First National Corp.	2,902	88
First Community Bancshares, Inc.	2,528	86
First Financial Corp. (IN)	2,561	84
Tompkins Trustco, Inc.	1,800	82
Boston Private Financial Holdings, Inc.	9,657	81
Bank of the Ozarks, Inc.	3,295	80
Provident Bankshares Corp.	8,343	80
S.Y. Bancorp, Inc.	3,114	79
Nara Bancorp, Inc.	6,151	78
* Guaranty Bancorp	12,650	76
First Source Corp.	3,465	76
Integra Bank Corp.	5,212	75
Capital City Bank Group, Inc.	2,739	73
BancFirst Corp.	1,646	71
Heartland Financial USA, Inc.	3,039	71
Univest Corp. of Pennsylvania	2,833	70
Washington Trust Bancorp, Inc.	2,906	69
Oriental Financial Group Inc.	3,717	68
Hanmi Financial Corp.	10,485	67
Union Bankshares Corp.	3,341	67
Republic Bancorp, Inc. Class A	2,454	61
Capitol Bancorp Ltd.	3,875	60
TriCo Bancshares	3,538	58
Old Second Bancorp, Inc.	2,927	56
Amcore Financial, Inc.	5,603	55
* Western Alliance Bancorp	5,020	53
Banner Corp.	2,886	53
City Bank Lynnwood (WA)	3,490	51
CoBiz Inc.	4,657	49
* Northfield Bancorp, Inc.	4,295	48
Cascade Bancorp	5,484	48
Midwest Banc Holdings, Inc.	5,162	45
West Coast Bancorp	3,859	45
Wilshire Bancorp Inc.	4,684	42
Seacoast Banking Corp. of Florida	3,877	42
First State Bancorporation	4,967	38
W Holding Co., Inc.	30,885	34
Independent Bank Corp. (MI)	5,281	32
* Virginia Commerce Bancorp, Inc.	5,099	31
Great Southern Bancorp, Inc.	2,328	27
Taylor Capital Group, Inc.	1,584	20

		107,333

Consumer Finance (3.7%)
American Express Co.	275,212	12,756
Capital One Financial Corp.	98,585	4,744
* SLM Corp.	126,888	2,877
Discover Financial Services	113,511	1,947
* AmeriCredit Corp.	30,314	412
Cash America International Inc.	7,769	278
* World Acceptance Corp.	4,030	178
Student Loan Corp.	1,097	132
* Dollar Financial Corp.	6,399	128
* First Cash Financial Services, Inc.	7,292	112
* EZCORP, Inc.	8,517	108
Advance America, Cash Advance Centers, Inc.	12,154	84
* Credit Acceptance Corp.	2,865	75
Nelnet, Inc.	4,895	65
Advanta Corp. Class B	7,119	62
The First Marblehead Corp.	17,065	56
* Cardtronics Inc.	3,653	36
* CompuCredit Corp.	3,851	35
Advanta Corp. Class A	2,231	18

		24,103

Diversified Financial Services (20.1%)
Bank of America Corp.	1,175,138	39,966
JPMorgan Chase & Co.	903,553	38,853
Citigroup, Inc.	1,377,286	30,149
CME Group, Inc.	12,968	5,580
Leucadia National Corp.	47,092	2,557
NYSE Euronext	35,032	2,239
Moody's Corp.	58,049	2,152
Nymex Holdings Inc.	23,348	2,120
* IntercontinentalExchange Inc.	14,867	2,055
* Nasdaq Stock Market Inc.	36,661	1,284
CIT Group Inc.	74,924	749
* Liberty Media Corp.-Capital Series A	32,691	484
* Interactive Brokers Group, Inc.	10,421	339
* MSCI, Inc.-Class A Shares	9,544	339
* PHH Corp.	14,300	269
* PICO Holdings, Inc.	4,505	187
Portfolio Recovery Associates, Inc.	4,007	165
Financial Federal Corp.	6,465	157
Compass Diversified Trust	5,704	78
* MarketAxess Holdings, Inc.	8,069	63
Asset Acceptance Capital Corp.	4,074	57
* NewStar Financial, Inc.	8,629	46
Resource America, Inc.	4,141	42
* Primus Guaranty, Ltd.	5,527	25
ASTA Funding, Inc.	2,758	23

		129,978

Insurance (25.4%)
American International Group, Inc.	634,014	22,824
* Berkshire Hathaway Inc. Class B	2,565	11,537
MetLife, Inc.	187,497	11,255
Prudential Financial, Inc.	117,401	8,770
AFLAC Inc.	128,656	8,637
The Travelers Cos., Inc.	164,087	8,173
The Allstate Corp.	140,806	7,173
The Hartford Financial Services Group Inc.	83,123	5,908
Loews Corp.	112,182	5,561
The Chubb Corp.	97,863	5,261
ACE Ltd.	87,232	5,240
Lincoln National Corp.	71,248	3,930
Marsh & McLennan Cos., Inc.	137,657	3,748
The Principal Financial Group, Inc.	68,333	3,682
Aon Corp.	72,752	3,433
Progressive Corp. of Ohio	170,980	3,430
Genworth Financial Inc.	114,390	2,528
Unum Group	92,569	2,229
Assurant, Inc.	26,470	1,801
XL Capital Ltd. Class A	47,132	1,645
Safeco Corp.	23,692	1,587
Torchmark Corp.	24,309	1,541
Cincinnati Financial Corp.	41,794	1,464
Everest Re Group, Ltd.	16,648	1,460
Willis Group Holdings Ltd.	37,917	1,359
Axis Capital Holdings Ltd.	38,069	1,334
W.R. Berkley Corp.	42,972	1,164
PartnerRe Ltd.	14,637	1,079
White Mountains Insurance Group Inc.	2,159	1,030
* Markel Corp.	2,514	1,017
Fidelity National Financial, Inc. Class A	54,384	930
Old Republic International Corp.	58,117	875
RenaissanceRe Holdings Ltd.	16,501	861
* Arch Capital Group Ltd.	12,062	849
Protective Life Corp.	17,681	742
HCC Insurance Holdings, Inc.	30,487	727
StanCorp Financial Group, Inc.	13,124	722
First American Corp.	20,690	695
Nationwide Financial Services, Inc.	12,615	644
The Hanover Insurance Group Inc.	13,818	637
Arthur J. Gallagher & Co.	24,271	620
Brown & Brown, Inc.	31,738	618
* Philadelphia Consolidated Holding Corp.	16,307	607
American Financial Group, Inc.	19,589	584
* Conseco, Inc.	49,340	576
Aspen Insurance Holdings Ltd.	22,245	569
* Alleghany Corp.	1,439	540
Platinum Underwriters Holdings, Ltd.	13,898	493
Erie Indemnity Co. Class A	9,270	475
Allied World Assurance Holdings, Ltd.	10,393	474
Transatlantic Holdings, Inc.	7,060	456
Endurance Specialty Holdings Ltd.	13,532	455
Unitrin, Inc.	12,745	442
Commerce Group, Inc.	11,960	440
IPC Holdings Ltd.	15,125	430
Reinsurance Group of America, Inc.	8,312	427
* ProAssurance Corp.	8,169	419
Montpelier Re Holdings Ltd.	24,406	409
Zenith National Insurance Corp.	9,804	396
Mercury General Corp.	7,317	372
Assured Guaranty Ltd.	15,844	366
MBIA, Inc.	50,427	351
Delphi Financial Group, Inc.	11,603	335
* Argo Group International Holdings	8,122	313
Odyssey Re Holdings Corp.	8,322	312
Selective Insurance Group	14,056	308
The Phoenix Cos., Inc.	28,703	291
Hilb, Rogal and Hamilton Co.	9,179	284
Max Re Capital Ltd.	11,128	268
Employers Holdings, Inc.	13,084	250
R.L.I. Corp.	4,862	249
National Financial Partners Corp.	9,874	241
Ambac Financial Group, Inc.	72,403	227
United Fire & Casualty Co.	5,836	211
* Navigators Group, Inc.	3,542	179
* Enstar Group Ltd.	1,651	176
Horace Mann Educators Corp.	10,689	174
Infinity Property & Casualty Corp.	4,296	173
Harleysville Group, Inc.	4,101	160
Tower Group, Inc.	5,506	144
Safety Insurance Group, Inc.	3,687	143
American Equity Investment Life Holding Co.	13,400	142
National Western Life Insurance Co. Class A	596	140
OneBeacon Insurance Group Ltd.	7,266	133
* Hilltop Holdings Inc.	11,789	124
Flagstone Reinsurance Holdings Ltd.	9,113	118
LandAmerica Financial Group, Inc.	3,937	117
American Physicians Capital, Inc.	2,544	116
* FPIC Insurance Group, Inc.	2,400	109
Stewart Information Services Corp.	4,489	106
Amtrust Financial Services Inc.	7,013	105
FBL Financial Group, Inc. Class A	3,903	105
State Auto Financial Corp.	3,794	104
Castlepoint Holdings Ltd.	9,514	103
Presidential Life Corp.	5,788	102
* Greenlight Capital Re. Ltd.	5,050	100
* eHealth, Inc.	3,847	96
* United America Indemnity, Ltd.	5,504	80
* CNA Surety Corp.	4,584	67
Kansas City Life Insurance Co.	1,154	61
Donegal Group Inc. Class A	3,109	56
* Darwin Professional Underwriters, Inc.	1,602	46
Baldwin & Lyons, Inc. Class B	1,940	42
National Interstate Corp.	1,520	35
Life Partners Holdings	1,418	31
* First Acceptance Corp.	4,837	17
Security Capital Assurance, Ltd.	7,675	6

		164,700

Real Estate Investment Trusts (12.9%)
Simon Property Group, Inc. REIT	58,925	5,855
ProLogis REIT	68,198	4,223
Vornado Realty Trust REIT	36,568	3,574
Boston Properties, Inc. REIT	31,538	3,082
Equity Residential REIT	71,293	3,015
Public Storage, Inc. REIT	33,907	2,988
Annaly Mortgage Management Inc. REIT	139,684	2,488
General Growth Properties Inc. REIT	58,030	2,412
Kimco Realty Corp. REIT	60,169	2,368
Host Hotels & Resorts Inc. REIT	131,509	2,261
Plum Creek Timber Co. Inc. REIT	45,547	2,125
HCP, Inc. REIT	61,894	2,120
Avalonbay Communities, Inc. REIT	20,380	2,062
Ventas, Inc. REIT	36,669	1,748
SL Green Realty Corp. REIT	15,526	1,548
AMB Property Corp. REIT	26,130	1,540
The Macerich Co. REIT	19,255	1,377
Federal Realty Investment Trust REIT	15,545	1,253
Developers Diversified Realty Corp. REIT	31,565	1,253
Regency Centers Corp. REIT	18,360	1,221
Health Care Inc. REIT	22,693	1,096
Apartment Investment & Management Co. Class A REIT	25,445	1,007
Duke Realty Corp. REIT	38,651	993
Rayonier Inc. REIT	20,770	986
UDR, Inc. REIT	35,583	880
Alexandria Real Estate Equities, Inc. REIT	8,400	876
Liberty Property Trust REIT	24,338	864
Nationwide Health Properties, Inc. REIT	25,280	863
Essex Property Trust, Inc. REIT	6,650	794
Hospitality Properties Trust REIT	24,938	773
Taubman Co. REIT	14,022	754
Digital Realty Trust, Inc. REIT	16,368	692
Weingarten Realty Investors REIT	19,896	686
Camden Property Trust REIT	13,855	683
iStar Financial Inc. REIT	35,529	679
Mack-Cali Realty Corp. REIT	17,285	668
Realty Income Corp. REIT	26,878	658
BRE Properties Inc. Class A REIT	13,522	655
CapitalSource Inc. REIT	40,912	628
Douglas Emmett, Inc. REIT	25,481	624
Senior Housing Properties Trust REIT	25,003	555
Highwood Properties, Inc. REIT	15,142	545
Potlatch Corp. REIT	10,467	506
BioMed Realty Trust, Inc. REIT	18,908	497
Kilroy Realty Corp. REIT	8,757	477
Corporate Office Properties Trust, Inc. REIT	12,592	477
HRPT Properties Trust REIT	59,704	465
Entertainment Properties Trust REIT	8,099	446
Washington REIT	13,101	441
Home Properties, Inc. REIT	8,565	438
CBL & Associates Properties, Inc. REIT	16,585	436
DCT Industrial Trust Inc. REIT	44,673	436
National Retail Properties REIT	19,102	434
Brandywine Realty Trust REIT	23,070	433
Post Properties, Inc. REIT	11,588	411
Mid-America Apartment Communities, Inc. REIT	6,893	386
First Industrial Realty Trust REIT	11,810	370
Healthcare Realty Trust Inc. REIT	13,505	359
LaSalle Hotel Properties REIT	10,594	348
DiamondRock Hospitality Co. REIT	25,114	344
Extra Space Storage Inc. REIT	20,065	334
MFA Mortgage Investments, Inc. REIT	44,956	327
Omega Healthcare Investors, Inc. REIT	17,993	321
Tanger Factory Outlet Centers, Inc. REIT	8,276	316
Equity Lifestyle Properties, Inc. REIT	6,229	309
Sunstone Hotel Investors, Inc. REIT	15,734	303
EastGroup Properties, Inc. REIT	6,350	302
Colonial Properties Trust REIT	11,897	286
Pennsylvania REIT	10,326	277
Cousins Properties, Inc. REIT	10,292	272
Strategic Hotels and Resorts, Inc. REIT	19,701	271
Lexington Realty Trust REIT	16,897	263
Sovran Self Storage, Inc. REIT	5,794	256
American Campus Communities, Inc. REIT	8,404	256
Equity One, Inc. REIT	10,839	252
FelCor Lodging Trust, Inc. REIT	16,558	246
Inland Real Estate Corp. REIT	15,651	246
Redwood Trust, Inc. REIT	7,077	239
Franklin Street Properties Corp. REIT	15,774	233
PS Business Parks, Inc. REIT	3,978	229
Medical Properties Trust Inc. REIT	17,090	209
National Health Investors REIT	6,608	205
Acadia Realty Trust REIT	8,036	199
DuPont Fabros Technology Inc.	9,412	191
Gramercy Capital Corp. REIT	11,302	189
Ashford Hospitality Trust REIT	30,606	188
* Alexander's, Inc. REIT	537	185
Capstead Mortgage Corp. REIT	13,103	179
U-Store-It Trust REIT	12,840	163
NorthStar Realty Finance Corp. REIT	16,234	162
Maguire Properties, Inc. REIT	9,922	156
Anthracite Capital Inc. REIT	16,525	155
Parkway Properties Inc. REIT	4,055	154
Investors Real Estate Trust REIT	14,568	152
Cedar Shopping Centers, Inc. REIT	11,628	142
Newcastle Investment Corp. REIT	13,871	138
RAIT Financial Trust REIT	15,235	136
LTC Properties, Inc. REIT	4,866	135
Anworth Mortgage Asset Corp. REIT	18,842	133
Saul Centers, Inc. REIT	2,611	132
Glimcher Realty Trust REIT	9,852	128
First Potomac REIT	6,479	113
Ramco-Gershenson Properties Trust REIT	4,870	109
Capital Trust Class A REIT	3,750	109
Kite Realty Group Trust REIT	7,579	105
Chimera Investment Corp.	7,432	103
Universal Health Realty Income REIT	2,970	101
Education Realty Trust, Inc. REIT	7,573	99
CapLease, Inc. REIT	11,786	98
Sun Communities, Inc. REIT	4,690	94
Urstadt Biddle Properties Class A REIT	4,919	85
Getty Realty Holding Corp. REIT	4,539	79
GMH Communities Trust REIT	10,571	78
Arbor Realty Trust, Inc. REIT	5,119	72
Friedman, Billings, Ramsey Group, Inc. REIT	34,275	66
JER Investors Trust Inc. REIT	6,529	59
Crystal River Capital Inc. REIT	6,483	36
Thornburg Mortgage, Inc. REIT	39,029	30
Urstadt Biddle Properties REIT	880	16
Deerfield Capital Corp.	5,464	5

		83,602

Real Estate Management & Development (0.6%)
* CB Richard Ellis Group, Inc.	48,058	1,079
The St. Joe Co.	24,415	937
Forest City Enterprise Class A	16,635	665
Jones Lang LaSalle Inc.	8,293	585
* Forestar Real Estate Group, Inc.	9,329	233
* Tejon Ranch Co.	3,117	124
Grubb & Ellis Co.	7,161	41
* Meruelo Maddux Properties Inc.	11,189	31
* FX Real Estate and Entertainment Inc.	2,512	10

		3,705

Thrifts & Mortgage Finance (4.1%)
Fannie Mae	281,477	7,605
Freddie Mac	170,840	4,343
Hudson City Bancorp, Inc.	123,351	2,196
Washington Mutual, Inc.	237,871	2,146
New York Community Bancorp, Inc.	76,905	1,578
People's United Financial Inc.	90,977	1,504
Sovereign Bancorp, Inc.	143,728	1,314
Countrywide Financial Corp.	153,397	807
Washington Federal Inc.	23,256	521
Astoria Financial Corp.	21,487	513
TFS Financial Corp.	30,885	384
MGIC Investment Corp.	31,606	380
First Niagara Financial Group, Inc.	26,205	371
NewAlliance Bancshares, Inc.	25,885	347
Capitol Federal Financial	5,936	243
Provident Financial Services Inc.	14,714	231
TrustCo Bank NY	19,826	174
Brookline Bancorp, Inc.	14,841	149
Bank Mutual Corp.	13,172	146
The PMI Group Inc.	21,164	126
Provident New York Bancorp, Inc.	9,682	126
Northwest Bancorp, Inc.	5,099	125
Radian Group, Inc.	21,005	120
Dime Community Bancshares	6,320	115
* Beneficial Mutual Bancorp, Inc.	8,703	100
BankFinancial Corp.	5,650	84
WSFS Financial Corp.	1,615	82
First Financial Holdings, Inc.	2,938	74
* Ocwen Financial Corp.	9,711	68
Anchor Bancorp Wisconsin Inc.	4,699	66
* Guaranty Financial Group, Inc.	9,128	57
First Place Financial Corp.	4,476	57
* Oritani Financial Corp.	3,651	57
Kearny Financial Corp.	4,727	55
* First Federal Financial Corp.	3,497	52
ViewPoint Financial Group	3,091	50
Corus Bankshares Inc.	8,083	46
Flagstar Bancorp, Inc.	9,448	45
United Community Financial Corp.	6,661	40
IndyMac Bancorp, Inc.	21,060	40
Roma Financial Corp.	2,578	38
Downey Financial Corp.	5,457	37
* Wauwatosa Holdings, Inc.	2,520	33
TierOne Corp.	3,995	29
BankAtlantic Bancorp, Inc. Class A	11,606	20
BankUnited Financial Corp.	1,559	5
PFF Bancorp, Inc.	1,901	2
* Triad Guaranty, Inc.	1,057	2

		26,703

Total Investments (99.9%)
(Cost $769,689)		646,787

Other Assets and Liabilities - Net (0.1%)		497

Net Assets (100%)		647,284

* Non-income-producing security. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2008, the cost of investment securities for tax purposes was $769,689,000. Net unrealized depreciation of investment securities for tax purposes was $122,902,000, consisting of unrealized gains of $10,579,000 on securities that had risen in value since their purchase and $133,481,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund
Schedule of Investments
May 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.8%)

Biotechnology (14.7%)
* Gilead Sciences, Inc.	349,872	19,355
* Amgen, Inc.	410,467	18,073
* Genentech, Inc.	178,813	12,672
* Celgene Corp.	164,129	9,989
* Biogen Idec Inc.	112,191	7,040
* Genzyme Corp.	100,394	6,873
* Cephalon, Inc.	25,472	1,725
* Amylin Pharmaceuticals, Inc.	51,233	1,628
* Vertex Pharmaceuticals, Inc.	52,338	1,498
* BioMarin Pharmaceutical Inc.	36,815	1,405
* ImClone Systems, Inc.	22,953	1,000
* Alexion Pharmaceuticals, Inc.	13,571	968
* Myriad Genetics, Inc.	16,777	812
* OSI Pharmaceuticals, Inc.	22,093	780
* United Therapeutics Corp.	8,132	777
* Onyx Pharmaceuticals, Inc.	20,981	741
* Cepheid, Inc.	21,094	555
* Savient Pharmaceuticals Inc.	20,323	541
* Alkermes, Inc.	38,720	491
* Isis Pharmaceuticals, Inc.	33,121	468
* Martek Biosciences Corp.	12,286	464
* Regeneron Pharmaceuticals, Inc.	23,098	460
PDL BioPharma Inc.	44,363	455
* Cubist Pharmaceuticals, Inc.	21,293	406
* Medarex, Inc.	45,829	399
* Applera Corp.-Celera Genomics Group	30,119	388
* Alnylam Pharmaceuticals Inc.	12,307	356
* Rigel Pharmaceuticals, Inc.	12,591	294
* Human Genome Sciences, Inc.	48,523	285
* Incyte Corp.	28,795	280
* Acorda Therapeutics Inc.	11,569	249
* Seattle Genetics, Inc.	23,554	220
* CV Therapeutics, Inc.	22,653	200
* Abraxis BioScience	3,062	199
* Dendreon Corp.	35,563	185
* InterMune Inc.	11,853	167
* Sangamo BioSciences, Inc.	13,790	153
* Arena Pharmaceuticals, Inc.	27,502	141
* Cougar Biotechnology Inc.	5,006	135
* Allos Therapeutics Inc.	20,852	132
* Halozyme Therapeutics Inc.	25,271	131
* Zymogenetics, Inc.	14,389	130
* Geron Corp.	28,743	122
* Ligand Pharmaceuticals Inc. Class B	34,300	120
* Momenta Pharmaceuticals, Inc.	8,977	115
* Indevus Pharmaceuticals, Inc.	24,605	110
* Array BioPharma Inc.	17,073	106
* Acadia Pharmaceuticals Inc.	11,999	106
* XOMA Ltd.	50,184	100
* Nabi Biopharmaceuticals	23,233	96
* Genomic Health, Inc.	5,495	95
* GTx, Inc.	6,048	91
* Osiris Therapeutics, Inc.	5,716	80
* Omrix Biopharmaceuticals, Inc.	4,273	78
* Neurocrine Biosciences, Inc.	14,471	71
* MannKind Corp.	20,592	62
* Senomyx, Inc.	11,769	61
* Lexicon Pharmaceuticals Inc.	28,627	60
* Orexigen Therapeutics Inc.	6,528	57
* Opko Health, Inc.	23,874	55
* Affymax Inc.	3,563	53
* Theravance, Inc.	3,298	45
* Amicus Therapeutics, Inc.	3,004	31
* Emergent BioSolutions Inc.	2,415	26
* Progenics Pharmaceuticals, Inc.	573	9
* deCODE genetics, Inc.	1,071	1

		94,970

Health Care Equipment & Supplies (18.3%)
Medtronic, Inc.	425,944	21,583
Baxter International, Inc.	239,346	14,624
Covidien Ltd.	187,027	9,368
Becton, Dickinson & Co.	92,004	7,770
Stryker Corp.	108,434	6,999
* Boston Scientific Corp.	508,138	6,753
* Zimmer Holdings, Inc.	88,574	6,448
* St. Jude Medical, Inc.	129,690	5,285
* Intuitive Surgical, Inc.	14,498	4,256
C.R. Bard, Inc.	37,713	3,439
* Hospira, Inc.	59,740	2,506
* Hologic, Inc.	95,088	2,285
* Varian Medical Systems, Inc.	47,501	2,258
DENTSPLY International Inc.	54,587	2,213
Beckman Coulter, Inc.	23,853	1,655
* Edwards Lifesciences Corp.	21,602	1,247
* IDEXX Laboratories Corp.	23,300	1,177
* Gen-Probe Inc.	20,497	1,167
* ResMed Inc.	29,346	1,156
* Inverness Medical Innovations, Inc.	27,739	1,014
* Kinetic Concepts, Inc.	20,558	893
STERIS Corp.	24,059	728
* Immucor Inc.	26,565	713
Cooper Cos., Inc.	17,084	691
* Hill-Rom Holdings, Inc.	22,429	690
West Pharmaceutical Services, Inc.	12,333	585
* Nuvasive, Inc.	13,328	564
* Advanced Medical Optics, Inc.	23,047	558
* Haemonetics Corp.	9,677	545
* ArthroCare Corp.	10,682	471
* Masimo Corp.	12,606	436
Meridian Bioscience Inc.	14,461	424
* Wright Medical Group, Inc.	13,793	410
* American Medical Systems Holdings, Inc.	26,127	395
Mentor Corp.	12,274	387
Analogic Corp.	5,095	342
* Integra LifeSciences Holdings	7,585	319
* Thoratec Corp.	18,496	306
* Align Technology, Inc.	22,261	293
* CONMED Corp.	10,864	290
* Zoll Medical Corp.	7,779	282
* SurModics, Inc.	5,803	260
* Abaxis, Inc.	8,174	240
Vital Signs, Inc.	3,951	224
* Sirona Dental Systems Inc.	7,304	217
* Conceptus, Inc.	11,240	213
Datascope Corp.	4,981	213
Invacare Corp.	11,189	203
* SonoSite, Inc.	6,424	197
* Quidel Corp.	11,231	192
* Natus Medical Inc.	8,876	191
* Orthofix International N.V.	5,802	189
* Cyberonics, Inc.	10,203	181
* Symmetry Medical Inc.	12,188	181
* Greatbatch, Inc.	8,592	161
* Merit Medical Systems, Inc.	9,909	158
* ABIOMED, Inc.	10,524	156
* Volcano Corp.	10,716	149
* RTI Biologics, Inc.	13,961	139
* ICU Medical, Inc.	4,918	125
* Insulet Corp.	6,577	107
* OraSure Technologies, Inc.	17,866	97
* Hansen Medical Inc.	4,796	86
* Clinical Data, Inc.	4,423	85
* Cynosure Inc.	3,210	79
* TomoTherapy, Inc.	8,505	76
* Palomar Medical Technologies, Inc.	6,760	75
* Stereotaxis Inc.	10,620	56
* ev3 Inc.	1,150	11
* Accuray Inc.	795	8

		117,794

Health Care Providers & Services (17.6%)
UnitedHealth Group Inc.	471,355	16,125
* WellPoint Inc.	204,645	11,423
* Medco Health Solutions, Inc.	197,297	9,559
Aetna Inc.	188,825	8,905
Cardinal Health, Inc.	134,265	7,591
McKesson Corp.	108,728	6,268
* Express Scripts Inc.	80,939	5,837
CIGNA Corp.	105,837	4,297
* Humana Inc.	64,356	3,285
Quest Diagnostics, Inc.	62,447	3,148
* Laboratory Corp. of America Holdings	41,602	3,070
* Coventry Health Care Inc.	58,793	2,706
AmerisourceBergen Corp.	61,181	2,529
* DaVita, Inc.	40,501	2,101
* Henry Schein, Inc.	33,997	1,894
* Patterson Cos.	47,428	1,613
* Community Health Systems, Inc.	36,323	1,309
* Health Net Inc.	41,821	1,296
Universal Health Services Class B	19,071	1,240
* Tenet Healthcare Corp.	179,469	1,059
* VCA Antech, Inc.	32,047	1,005
* Pediatrix Medical Group, Inc.	18,420	992
Omnicare, Inc.	36,150	885
* WellCare Health Plans Inc.	15,791	871
* Psychiatric Solutions, Inc.	20,942	764
Owens & Minor, Inc. Holding Co.	15,570	739
* Lincare Holdings, Inc.	27,506	717
* Health Management Associates Class A	91,936	713
* LifePoint Hospitals, Inc.	21,027	673
* Magellan Health Services, Inc.	15,146	610
* HealthSouth Corp.	29,919	560
* AMERIGROUP Corp.	20,260	559
* Amedisys Inc.	9,960	506
* Sunrise Senior Living, Inc.	17,303	458
* PSS World Medical, Inc.	24,580	448
* Healthways, Inc.	13,548	438
* inVentiv Health, Inc.	11,656	381
* HealthExtras, Inc.	12,140	379
Brookdale Senior Living Inc.	13,582	358
* Centene Corp.	16,524	349
Chemed Corp.	9,106	330
* AmSurg Corp.	11,800	322
* Kindred Healthcare, Inc.	11,663	322
* Healthspring, Inc.	17,168	319
* Apria Healthcare Group Inc.	16,711	282
* AMN Healthcare Services, Inc.	13,099	228
* PharMerica Corp.	11,041	226
* Sun Healthcare Group Inc.	14,821	213
* AthenaHealth Inc.	6,681	212
Landauer, Inc.	3,526	211
* Gentiva Health Services, Inc.	10,123	204
* Cross Country Healthcare, Inc.	11,504	178
* Emeritus Corp.	8,215	174
* Res-Care, Inc.	8,949	171
* HMS Holdings Corp.	8,342	169
* Air Methods Corp.	4,183	161
* MedCath Corp.	7,041	153
* Assisted Living Concepts Inc.	22,241	149
* Molina Healthcare Inc.	4,922	148
* Odyssey Healthcare, Inc.	12,477	136
* MWI Veterinary Supply Inc.	3,477	133
National Healthcare Corp.	2,473	129
* LHC Group Inc.	5,423	118
* CorVel Corp.	3,186	115
* Skilled Healthcare Group Inc.	7,348	99
* Chindex International, Inc.	3,828	91
* Alliance Imaging, Inc.	9,716	82
* Triple-S Management Corp.	4,056	77
LCA-Vision Inc.	7,259	60
* Genoptix, Inc.	1,517	41
* Nighthawk Radiology Holdings, Inc.	5,232	40
* Virtual Radiologic Corp.	1,600	16
* Universal American Corp.	888	10

		112,979

Heath Care Technology (0.8%)
IMS Health, Inc.	69,068	1,674
* Cerner Corp.	25,847	1,173
* HLTH Corp.	69,269	826
* Eclipsys Corp.	18,411	376
* The TriZetto Group, Inc.	16,503	354
* Allscripts Healthcare Solutions, Inc.	20,551	256
* Phase Forward Inc.	14,506	252
* Omnicell, Inc.	12,512	166
* MedAssets, Inc.	7,900	141
* Vital Images, Inc.	6,358	98

		5,316

Life Sciences Tools & Services (4.8%)
* Thermo Fisher Scientific, Inc.	158,530	9,356
* Waters Corp.	38,116	2,345
Applera Corp.-Applied Biosystems Group	63,886	2,221
* Covance, Inc.	24,284	1,991
Pharmaceutical Product Development, Inc.	40,661	1,798
* Charles River Laboratories, Inc.	25,778	1,657
* Illumina, Inc.	20,924	1,642
* Invitrogen Corp.	35,462	1,630
* Millipore Corp.	20,797	1,511
PerkinElmer, Inc.	45,035	1,274
* Techne Corp.	14,254	1,119
* Varian, Inc.	11,627	645
* Bio-Rad Laboratories, Inc. Class A	7,120	637
* PAREXEL International Corp.	21,166	520
* Dionex Corp.	7,120	519
* Luminex Corp.	12,519	278
* Exelixis, Inc.	39,739	251
* eResearch Technology, Inc.	15,412	246
* AMAG Pharmaceuticals, Inc.	6,114	245
* Kendle International Inc.	5,003	189
* Bruker BioSciences Corp.	16,126	188
* Nektar Therapeutics	35,154	157
* Medivation Inc.	9,324	141
* Albany Molecular Research, Inc.	9,362	131
* Enzo Biochem, Inc.	12,662	124
* Affymetrix, Inc.	9,490	115
* Pharmanet Development Group, Inc.	6,837	115
* Cambrex Corp.	11,224	69

		31,114

Pharmaceuticals (43.6%)
Johnson & Johnson	1,067,082	71,217
Pfizer Inc.	2,572,873	49,811
Abbott Laboratories	582,274	32,811
Merck & Co., Inc.	815,649	31,778
Wyeth	505,487	22,479
Eli Lilly & Co.	385,285	18,548
Bristol-Myers Squibb Co.	746,811	17,020
Schering-Plough Corp.	611,435	12,473
Allergan, Inc.	115,859	6,676
* Forest Laboratories, Inc.	118,159	4,243
* Barr Pharmaceuticals Inc.	38,844	1,701
Mylan Inc.	114,542	1,529
* Endo Pharmaceuticals Holdings, Inc.	50,917	1,255
Perrigo Co.	30,209	1,106
* Watson Pharmaceuticals, Inc.	37,430	1,069
* King Pharmaceuticals, Inc.	92,553	950
* Sepracor Inc.	42,415	917
* Warner Chilcott Ltd.	38,051	661
* Valeant Pharmaceuticals International	34,608	567
Medicis Pharmaceutical Corp.	21,347	508
* Auxilium Pharmaceuticals, Inc.	14,470	461
* Alpharma, Inc. Class A	16,618	419
* Xenoport Inc.	8,569	371
* The Medicines Co.	18,741	343
* K-V Pharmaceutical Co. Class A	12,646	316
Sciele Pharma, Inc.	12,198	267
* ViroPharma Inc.	26,553	255
* Par Pharmaceutical Cos. Inc.	12,958	236
* APP Pharmaceuticals, Inc.	12,168	161
* Sirtis Pharmaceuticals Inc.	6,332	142
* Salix Pharmaceuticals, Ltd.	18,164	140
* Cypress Bioscience, Inc.	14,211	116
* Questcor Pharmaceuticals, Inc.	17,385	88
* Akorn, Inc.	16,699	79
* Cadence Pharmaceuticals, Inc.	5,306	36
* Caraco Pharmaceutical Laboratories, Ltd.	1,992	34
* Sucampo Pharmaceuticals Inc.	1,898	20
* MAP Pharmaceuticals Inc.	680	9
* BioForm Medical, Inc.	1,618	7
* Noven Pharmaceuticals, Inc.	566	7

		280,826

Total Investments (99.8%)
(Cost $677,097)		642,999

Other Assets and Liabilities-Net (0.2%)		1,229

Net Assets (100%)		644,228

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2008, the cost of investment securities for tax purposes was $677,097,000. Net unrealized depreciation of investment securities for tax purposes was $34,098,000, consisting of unrealized gains of $44,543,000 on securities that had risen in value since their purchase and $78,641,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund
Schedule of Investments
May 31, 2008

	Shares	Market Value ($000)

Common Stocks (100.0%)

Aerospace & Defense (20.1%)
United Technologies Corp.	149,022	10,587
The Boeing Co.	116,282	9,625
Honeywell International Inc.	113,286	6,754
Lockheed Martin Corp.	56,129	6,143
General Dynamics Corp.	54,667	5,038
Raytheon Co.	68,237	4,358
Northrop Grumman Corp.	51,385	3,878
Precision Castparts Corp.	22,235	2,686
L-3 Communications Holdings, Inc.	19,588	2,104
Rockwell Collins, Inc.	25,993	1,595
Goodrich Corp.	20,017	1,297
* Alliant Techsystems, Inc.	5,238	569
DRS Technologies, Inc.	6,575	518
* BE Aerospace, Inc.	14,789	517
* Spirit Aerosystems Holdings Inc.	16,428	490
* Hexcel Corp.	15,271	404
Curtiss-Wright Corp.	7,129	367
* Teledyne Technologies, Inc.	5,341	297
* Esterline Technologies Corp.	4,680	290
* Moog Inc.	6,164	279
* Orbital Sciences Corp.	9,443	245
* TransDigm Group, Inc.	4,182	182
* Ceradyne, Inc.	4,155	179
Triumph Group, Inc.	2,668	166
* AAR Corp.	6,153	119
American Science & Engineering, Inc.	1,542	79
HEICO Corp. Class A	1,922	76
* Ladish Co., Inc.	2,325	76
* DynCorp International Inc. Class A	4,374	75
* GenCorp, Inc.	8,286	69
* Taser International Inc.	9,778	69
Cubic Corp.	2,627	66
* Argon ST, Inc.	2,190	53
* Aerovironment Inc.	1,934	51
* MTC Technologies, Inc.	1,952	47
* Stanley Inc.	1,468	46
HEICO Corp.	707	36
* Applied Energetics, Inc.	5,283	11

		59,441

Air Freight & Logistics (5.6%)
United Parcel Service, Inc.	110,683	7,861
FedEx Corp.	46,975	4,308
C.H. Robinson Worldwide Inc.	27,157	1,752
Expeditors International of Washington, Inc.	34,003	1,601
UTI Worldwide, Inc.	13,687	325
* Hub Group, Inc.	5,917	213
Forward Air Corp.	4,673	173
* Atlas Air Worldwide Holdings, Inc.	2,251	139
Pacer International, Inc.	5,650	127
* Air Transport Services Group Inc.	9,391	16

		16,515

Airlines (1.0%)
Southwest Airlines Co.	117,212	1,531
* Delta Air Lines Inc.	46,766	288
* AMR Corp.	39,970	287
* Continental Airlines, Inc. Class B	15,774	227
UAL Corp.	18,690	160
Skywest, Inc.	9,261	143
* Alaska Air Group, Inc.	6,550	128
* JetBlue Airways Corp.	25,341	101
* Republic Airways Holdings Inc.	4,968	61
* AirTran Holdings, Inc.	18,808	56
* US Airways Group Inc.	13,346	53
* Allegiant Travel Co.	2,328	49

		3,084

Building Products (1.5%)
Trane, Inc.	28,124	1,306
Masco Corp.	58,940	1,093
* USG Corp.	11,898	405
* Owens Corning Inc.	12,651	327
Lennox International Inc.	8,786	283
Simpson Manufacturing Co.	6,243	165
Ameron International Corp.	1,434	164
Apogee Enterprises, Inc.	4,798	114
* Quanex Building Products Corp.	6,025	106
Armstrong Worldwide Industries, Inc.	3,216	104
* NCI Building Systems, Inc.	3,254	102
Universal Forest Products, Inc.	2,783	94
Gibraltar Industries Inc.	3,827	62
* Griffon Corp.	4,382	40
American Woodmark Corp.	1,599	36
* China Architectural Engineering Inc.	2,487	22
* Builders FirstSource, Inc.	2,853	21

		4,444

Commercial Services & Supplies (8.0%)
Waste Management, Inc.	79,274	3,007
Pitney Bowes, Inc.	34,704	1,260
R.R. Donnelley & Sons Co.	34,356	1,128
Republic Services, Inc. Class A	29,372	967
The Dun & Bradstreet Corp.	9,063	830
* Stericycle, Inc.	13,876	809
Manpower Inc.	12,753	803
Equifax, Inc.	20,748	792
Avery Dennison Corp.	15,299	789
* Allied Waste Industries, Inc.	53,331	718
Cintas Corp.	22,134	653
Robert Half International, Inc.	24,563	604
* Covanta Holding Corp.	19,702	551
* Copart, Inc.	12,115	545
The Brink's Co.	7,306	530
* ChoicePoint Inc.	10,860	529
* Corrections Corp. of America	19,879	512
* FTI Consulting, Inc.	7,725	464
* Monster Worldwide Inc.	18,737	463
Watson Wyatt & Co. Holdings	6,801	398
* Waste Connections, Inc.	10,946	359
The Corporate Executive Board Co.	5,679	257
* Tetra Tech, Inc.	9,439	250
* Clean Harbors Inc.	3,307	235
Herman Miller, Inc.	9,059	225
Mine Safety Appliances Co.	4,891	202
* Geo Group Inc.	8,163	188
Deluxe Corp.	8,226	185
IKON Office Solutions, Inc.	14,898	180
* TeleTech Holdings, Inc.	6,735	174
HNI Corp.	6,646	167
* United Stationers, Inc.	3,874	164
ABM Industries Inc.	7,210	157
* Navigant Consulting, Inc.	7,777	157
Resources Connection, Inc.	7,381	155
* Huron Consulting Group Inc.	2,727	146
* Mobile Mini, Inc.	5,903	143
EnergySolutions	5,570	141
* CoStar Group, Inc.	2,979	140
* Korn/Ferry International	8,001	134
* The Advisory Board Co.	2,903	134
* Acco Brands Corp.	8,656	133
Steelcase Inc.	10,208	129
Knoll, Inc.	8,136	121
Rollins, Inc.	7,501	119
G & K Services, Inc. Class A	3,362	118
Healthcare Services Group, Inc.	6,528	115
Viad Corp.	3,327	110
* School Specialty, Inc.	3,471	109
Administaff, Inc.	3,894	109
Interface, Inc.	7,667	109
McGrath RentCorp	3,771	104
* RSC Holdings Inc.	8,825	104
* TrueBlue, Inc.	7,133	104
* American Reprographics Co.	5,493	100
* Consolidated Graphics, Inc.	1,746	96
* Cenveo Inc.	8,180	95
Kelly Services, Inc. Class A	4,473	94
Comfort Systems USA, Inc.	6,928	93
* Team, Inc.	2,653	85
Heidrick & Struggles International, Inc.	2,963	85
* M&F Worldwide Corp.	2,244	80
Ennis, Inc.	4,162	79
* Exponent, Inc.	2,326	76
American Ecology Corp.	2,628	75
* Fuel-Tech N.V.	2,890	74
* CBIZ Inc.	8,434	72
CDI Corp.	2,490	71
Bowne & Co., Inc.	4,524	69
* CRA International Inc.	1,979	69
* Innerworkings, Inc.	4,993	64
* Hudson Highland Group, Inc.	4,524	57
* Kforce Inc.	5,984	55
* Spherion Corp.	9,672	49
* Metalico, Inc.	3,023	48
* GeoEye Inc.	2,675	46
Schawk, Inc.	2,688	45
Kimball International, Inc. Class B	3,982	42
Courier Corp.	1,780	42
* First Advantage Corp. Class A	1,855	37
* LECG Corp.	3,501	35
* Hill International Inc.	2,071	33
* Volt Information Sciences Inc.	2,004	30
The Standard Register Co.	2,345	28
* EnerNOC Inc.	1,771	26
* Duff & Phelps Corp.	1,568	25

		23,704

Communications Equipment (0.0%)
* Dycom Industries, Inc.	6,600	113

Construction & Engineering (3.7%)
Fluor Corp.	14,157	2,641
* Jacobs Engineering Group Inc.	19,420	1,841
* Foster Wheeler Ltd.	23,064	1,757
KBR Inc.	27,036	938
* Quanta Services, Inc.	27,243	873
* Shaw Group, Inc.	13,341	814
* URS Corp.	13,357	639
* EMCOR Group, Inc.	10,417	306
* Aecom Technology Corp.	7,693	248
Granite Construction Co.	5,298	194
* Perini Corp.	4,116	158
* Layne Christensen Co.	3,016	154
* Mastec Inc.	7,600	90
* Insituform Technologies Inc. Class A	4,437	82
* Pike Electric Corp.	3,269	51
Great Lakes Dredge & Dock Co.	4,927	30

		10,816

Electrical Equipment (6.7%)
Emerson Electric Co.	125,699	7,313
* First Solar, Inc.	6,294	1,684
Rockwell Automation, Inc.	22,618	1,324
Cooper Industries, Inc. Class A	28,207	1,315
Roper Industries Inc.	14,196	923
Ametek, Inc.	17,121	878
* General Cable Corp.	8,395	594
* SunPower Corp. Class A	5,969	489
* GrafTech International Ltd.	16,441	434
* Energy Conversion Devices, Inc.	6,409	407
Woodward Governor Co.	9,826	396
* Thomas & Betts Corp.	9,290	395
Hubbell Inc. Class B	8,032	376
Acuity Brands, Inc.	6,565	349
Brady Corp. Class A	8,142	315
Belden Inc.	7,255	304
Regal-Beloit Corp.	5,158	240
Baldor Electric Co.	6,627	233
* American Superconductor Corp.	6,309	222
* EnerSys	5,911	184
* Evergreen Solar, Inc.	16,232	169
* II-VI, Inc.	4,173	163
* Superior Essex Inc.	3,337	145
A.O. Smith Corp.	3,314	120
Franklin Electric, Inc.	2,888	117
* FuelCell Energy, Inc.	10,836	110
* Polypore International Inc.	3,896	92
Encore Wire Corp.	3,058	69
* Powell Industries, Inc.	874	47
Vicor Corp.	3,974	45
* Fushi Copperweld, Inc.	1,813	37
* Plug Power, Inc.	11,515	36
* Power-One, Inc.	11,817	36
* Orion Energy Systems Inc.	2,803	34
* Medis Technology Ltd.	4,004	25

		19,620

Industrial Conglomerates (23.0%)
General Electric Co.	1,598,085	49,093
3M Co.	107,590	8,345
Tyco International, Ltd.	79,173	3,578
Textron, Inc.	39,867	2,494
* McDermott International, Inc.	36,025	2,235
Walter Industries, Inc.	8,293	773
Teleflex Inc.	6,322	375
Carlisle Co., Inc.	9,902	331
Otter Tail Corp.	4,539	170
Seaboard Corp.	60	108
Raven Industries, Inc.	2,730	103
Tredegar Corp.	4,746	69

		67,674

IT Services (0.1%)
* MPS Group, Inc.	15,271	175
* Sykes Enterprises, Inc.	5,229	108

		283

Machinery (19.4%)
Caterpillar, Inc.	99,861	8,252
Deere & Co.	69,782	5,676
Illinois Tool Works, Inc.	68,996	3,705
Danaher Corp.	40,753	3,186
PACCAR, Inc.	55,927	2,986
Eaton Corp.	25,035	2,420
Parker Hannifin Corp.	26,932	2,280
Cummins Inc.	30,740	2,165
Ingersoll-Rand Co.	43,465	1,914
ITT Industries, Inc.	27,576	1,820
Dover Corp.	30,715	1,661
Joy Global Inc.	17,298	1,457
Flowserve Corp.	9,148	1,267
* Terex Corp.	16,259	1,160
SPX Corp.	8,360	1,111
* AGCO Corp.	14,615	883
Harsco Corp.	13,440	851
Bucyrus International, Inc.	11,982	848
The Manitowoc Co., Inc.	20,720	806
Pall Corp.	19,637	801
Donaldson Co., Inc.	11,456	590
Lincoln Electric Holdings, Inc.	6,876	567
Pentair, Inc.	15,100	565
Trinity Industries, Inc.	13,015	532
IDEX Corp.	13,006	505
Kennametal, Inc.	12,456	481
Oshkosh Truck Corp.	11,887	480
The Timken Co.	13,042	478
* Gardner Denver Inc.	8,547	454
Graco, Inc.	9,781	395
Crane Co.	7,682	351
Nordson Corp.	4,861	349
Wabtec Corp.	7,428	346
Valmont Industries, Inc.	2,907	334
CLARCOR Inc.	7,562	328
Actuant Corp.	8,832	322
Kaydon Corp.	4,535	277
The Toro Co.	6,123	239
Barnes Group, Inc.	7,366	235
Mueller Industries Inc.	5,977	214
* ESCO Technologies Inc.	4,131	213
Robbins & Myers, Inc.	4,813	195
* Chart Industries, Inc.	4,498	188
Lindsay Manufacturing Co.	1,791	188
Titan International, Inc.	3,960	157
Albany International Corp.	4,265	148
* The Middleby Corp.	2,561	146
Watts Water Technologies, Inc.	5,102	145
* EnPro Industries, Inc.	3,527	141
CIRCOR International, Inc.	2,614	140
Mueller Water Products, Inc.	13,844	137
* RBC Bearings Inc.	3,543	134
Briggs & Stratton Corp.	7,990	118
* Astec Industries, Inc.	2,886	112
Gorman-Rupp Co.	2,406	106
Federal Signal Corp.	7,769	105
Tennant Co.	2,823	99
Badger Meter, Inc.	1,963	96
* Blount International, Inc.	6,410	90
* Columbus McKinnon Corp.	3,090	88
* Axsys Technologies, Inc.	1,479	88
Dynamic Materials Corp.	1,946	84
Freightcar America Inc.	1,931	84
NACCO Industries, Inc. Class A	925	80
Sun Hydraulics Corp.	1,876	75
Cascade Corp.	1,457	73
The Greenbrier Cos., Inc.	2,687	71
Ampco-Pittsburgh Corp.	1,223	57
* L.B. Foster Co. Class A	1,574	54
* Tecumseh Products Co. Class A	1,466	51
* Titan Machinery, Inc.	2,029	49
* Commercial Vehicle Group Inc.	3,425	48
* Force Protection, Inc.	10,923	47
Mueller Water Products, Inc. Class A	4,440	45
Wabash National Corp.	5,061	43
* Accuride Corp.	5,020	39
American Railcar Industries, Inc.	1,732	36
* 3D Systems Corp.	2,869	26
* TriMas Corp.	2,632	22
* TurboChef Technologies, Inc.	3,058	21
* Tecumseh Products Co. Class B	488	15
Xerium Technologies Inc.	852	4

		57,149

Marine (0.6%)
* Kirby Corp.	8,125	452
Alexander & Baldwin, Inc.	6,849	352
Genco Shipping and Trading Ltd.	4,249	298
Eagle Bulk Shipping Inc.	7,492	250
* American Commercial Lines Inc.	6,422	98
* TBS International Ltd.	2,094	98
Horizon Lines Inc.	4,955	62
* Paragon Shipping, Inc.	1,748	37

		1,647

Road & Rail (8.7%)
Union Pacific Corp.	79,271	6,525
Burlington Northern Santa Fe Corp.	55,725	6,300
CSX Corp.	64,553	4,458
Norfolk Southern Corp.	60,227	4,058
Ryder System, Inc.	9,270	681
* Kansas City Southern	12,299	614
Landstar System, Inc.	8,403	468
J.B. Hunt Transport Services, Inc.	12,958	451
Con-way, Inc.	7,209	352
* Hertz Global Holdings Inc.	23,189	307
* Avis Budget Group, Inc.	16,660	232
* Genesee & Wyoming Inc. Class A	5,007	204
Knight Transportation, Inc.	9,811	179
Heartland Express, Inc.	10,419	160
* YRC Worldwide, Inc.	9,146	160
Arkansas Best Corp.	3,925	146
* Old Dominion Freight Line, Inc.	4,627	140
Werner Enterprises, Inc.	7,347	139
* Amerco, Inc.	1,120	67
* Dollar Thrifty Automotive Group, Inc.	3,436	48
* Universal Truckload Services, Inc.	1,099	27

		25,716

Trading Companies & Distributors (1.5%)
Fastenal Co.	20,206	999
W.W. Grainger, Inc.	10,785	984
MSC Industrial Direct Co., Inc. Class A	7,635	416
GATX Corp.	7,728	381
* WESCO International, Inc.	7,019	311
* United Rentals, Inc.	11,669	240
Watsco, Inc.	3,900	181
Applied Industrial Technology, Inc.	6,269	173
Kaman Corp. Class A	3,849	100
Aircastle Ltd.	7,593	97
* Beacon Roofing Supply, Inc.	7,168	88
* Interline Brands, Inc.	4,851	87
TAL International Group, Inc.	2,912	78
* Rush Enterprises, Inc. Class A	4,401	71
Houston Wire & Cable Co.	2,590	56
* H&E Equipment Services, Inc.	3,383	48
Textainer Group Holdings Ltd.	1,114	25
* Rush Enterprises, Inc. Class B	1,387	21
Lawson Products, Inc.	681	18
Bluelinx Holdings Inc.	693	3

		4,377

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Co. LLC	6,896	229

Total Investments (100.0%)
(Cost $283,598)		294,812

Other Assets and Liabilities-Net (0.0%)		8

Net Assets (100%)		294,820

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2008, the cost of investment securities for tax purposes was $283,598,000. Net unrealized appreciation of investment securities for tax purposes was $11,214,000, consisting of unrealized gains of $30,316,000 on securities that had risen in value since their purchase and $19,102,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund
Schedule of Investments
May 31, 2008

	Shares	Market Value ($000)

Common Stocks (100.0%)

Communications Equipment (14.5%)
* Cisco Systems, Inc.	1,264,208	33,780
QUALCOMM Inc.	341,934	16,597
Corning, Inc.	334,054	9,133
Motorola, Inc.	478,195	4,462
* Juniper Networks, Inc.	110,621	3,044
Harris Corp.	29,102	1,914
* CommScope, Inc.	14,301	784
* Brocade Communications Systems, Inc.	79,847	644
* JDS Uniphase Corp.	45,453	562
* Ciena Corp.	18,266	558
* F5 Networks, Inc.	18,041	542
* Polycom, Inc.	18,687	466
* Tellabs, Inc.	85,516	465
* Foundry Networks, Inc.	30,402	413
* ADC Telecommunications, Inc.	24,945	393
* EchoStar Corp.	8,881	332
ADTRAN Inc.	12,676	315
* Arris Group Inc.	28,728	269
* InterDigital, Inc.	10,094	252
Plantronics, Inc.	10,354	252
* Emulex Corp.	17,743	249
* Sonus Networks, Inc.	57,032	245
* Comtech Telecommunications Corp.	5,123	237
* Infinera Corp.	15,624	223
* Tekelec	13,228	222
* 3Com Corp.	85,299	215
* Harmonic, Inc.	19,952	192
* Avocent Corp.	9,621	190
* Riverbed Technology, Inc.	8,755	157
* Blue Coat Systems, Inc.	8,062	146
* Sycamore Networks, Inc.	42,437	144
* NETGEAR, Inc.	7,560	144
* ViaSat, Inc.	5,477	118
* Powerwave Technologies, Inc.	28,444	115
* Finisar Corp.	59,900	110
Black Box Corp.	3,787	109
* UTStarcom, Inc.	22,002	106
* Starent Networks Corp.	5,826	102
* Hughes Communications Inc.	2,036	94
* EMS Technologies, Inc.	3,255	89
* Cogo Group, Inc.	5,762	81
* Extreme Networks, Inc.	23,252	76
* Ixia	8,909	72
* Aruba Networks, Inc.	10,280	65
* Harris Stratex Networks, Inc. Class A	5,591	63
* MRV Communications Inc.	34,409	61
* Nextwave Wireless Inc.	10,984	59
* Packeteer, Inc.	7,716	55
* Loral Space and Communications Ltd.	2,655	51
Bel Fuse, Inc. Class B	1,805	47
* Acme Packet, Inc.	5,109	46
* Neutral Tandem, Inc.	2,284	44
* Orbcomm, Inc.	5,363	33
* OpNext, Inc.	5,000	29
* Optium Corp.	2,560	28
* Airvana, Inc.	4,716	27
* BigBand Networks Inc.	4,031	21
Bel Fuse, Inc. Class A	509	16

		79,258

Computers & Peripherals (24.3%)
International Business Machines Corp.	293,774	38,023
* Apple Inc.	186,393	35,182
Hewlett-Packard Co.	541,826	25,498
* Dell Inc.	451,506	10,412
* EMC Corp.	444,762	7,757
Seagate Technology	111,806	2,395
* Sun Microsystems, Inc.	168,130	2,177
* NetApp, Inc.	72,996	1,780
* Western Digital Corp.	47,082	1,767
* SanDisk Corp.	47,562	1,346
* Teradata Corp.	38,463	1,039
* NCR Corp.	37,828	1,001
* Lexmark International, Inc.	20,115	741
Diebold, Inc.	14,001	552
* QLogic Corp.	29,065	459
* Intermec, Inc.	10,382	235
* Synaptics Inc.	4,843	207
* Electronics for Imaging, Inc.	12,090	200
Imation Corp.	7,158	187
* Avid Technology, Inc.	8,050	173
* Data Domain, Inc.	5,413	130
* Palm, Inc.	21,142	128
* Stratasys, Inc.	4,257	93
* Rackable Systems Inc.	6,309	86
* Adaptec, Inc.	26,295	85
* Hutchinson Technology, Inc.	5,538	80
* Netezza Corp.	6,079	78
* Quantum Corp.	44,022	75
* Novatel Wireless, Inc.	6,898	71
* 3PAR, Inc.	4,961	42
* Isilon Systems Inc.	4,026	20
* Compellent Technologies, Inc.	1,498	16

		132,035

Electronic Equipment & Instruments (4.6%)
Tyco Electronics Ltd.	105,570	4,235
* Agilent Technologies, Inc.	78,606	2,939
* Flextronics International Ltd.	176,456	1,890
Amphenol Corp.	37,551	1,751
* FLIR Systems, Inc.	27,653	1,090
* Trimble Navigation Ltd.	25,800	1,028
* Avnet, Inc.	31,873	941
* Arrow Electronics, Inc.	26,050	799
* Mettler-Toledo International Inc.	7,483	776
* Itron, Inc.	7,249	707
* Ingram Micro, Inc. Class A	33,041	599
* Dolby Laboratories Inc.	10,524	505
Jabil Circuit, Inc.	37,509	477
Molex, Inc. Class A	16,654	441
* Tech Data Corp.	11,742	430
* Anixter International Inc.	6,405	416
National Instruments Corp.	12,714	404
Molex, Inc.	13,671	381
* Vishay Intertechnology, Inc.	36,476	368
* Plexus Corp.	9,881	279
* Benchmark Electronics, Inc.	15,182	270
Cognex Corp.	8,752	244
* Rofin-Sinar Technologies Inc.	6,270	222
* Checkpoint Systems, Inc.	8,473	220
* L-1 Identity Solutions Inc.	13,564	215
* Littelfuse, Inc.	4,795	181
* Sanmina-SCI Corp.	113,185	170
* ScanSource, Inc.	5,550	166
Technitrol, Inc.	8,267	165
* Rogers Corp.	3,846	151
Daktronics, Inc.	7,224	146
AVX Corp.	10,945	146
* Insight Enterprises, Inc.	10,333	138
* TTM Technologies, Inc.	9,092	132
MTS Systems Corp.	3,375	128
* DTS Inc.	3,753	126
* Cogent Inc.	10,228	122
Park Electrochemical Corp.	4,123	122
* Brightpoint, Inc.	11,286	111
* Universal Display Corp.	6,814	104
* Newport Corp.	7,572	101
* FARO Technologies, Inc.	3,360	96
* Electro Scientific Industries, Inc.	5,973	94
Methode Electronics, Inc. Class A	8,168	93
* SYNNEX Corp.	3,686	92
* Echelon Corp.	6,099	90
CTS Corp.	7,125	78
* KEMET Corp.	17,859	72
* GSI Group, Inc.	8,630	70
* IPG Photonics Corp.	3,358	67
Agilysys, Inc.	5,721	60
Electro Rent Corp.	4,124	58
* Multi-Fineline Electronix, Inc.	2,175	44
* Smart Modular Technologies Inc.	7,097	38
* Comverge Inc.	2,670	34

		24,822

Internet Software & Services (9.9%)
* Google Inc.	50,210	29,413
* eBay Inc.	229,556	6,889
* Yahoo! Inc.	255,014	6,824
* VeriSign, Inc.	47,262	1,892
* Akamai Technologies, Inc.	35,241	1,376
* Equinix, Inc.	6,942	663
* SINA.com	11,060	589
* Sohu.com Inc.	5,603	490
* ValueClick, Inc.	20,881	420
* CNET Networks, Inc.	30,682	351
* Digital River, Inc.	8,581	344
* j2 Global Communications, Inc.	10,492	278
* VistaPrint Ltd.	8,815	276
* Omniture, Inc.	11,193	276
* Ariba, Inc.	17,987	267
* Mercadolibre Inc.	4,868	229
* EarthLink, Inc.	23,193	223
United Online, Inc.	14,452	177
* Websense, Inc.	9,697	171
* RealNetworks, Inc.	21,764	159
* DealerTrack Holdings Inc.	7,211	152
* CMGI, Inc.	9,881	148
* Bankrate, Inc.	2,782	140
* Interwoven Inc.	9,324	125
* Vocus, Inc.	3,552	113
* SAVVIS, Inc.	6,219	104
* Art Technology Group, Inc.	27,364	103
* SonicWALL, Inc.	12,638	101
* Move, Inc.	29,957	90
* ComScore Inc.	3,642	89
* AsiaInfo Holdings, Inc.	6,190	85
* S1 Corp.	12,450	81
* LoopNet, Inc.	6,195	81
* Internet Capital Group Inc.	7,998	80
* Vignette Corp.	5,722	74
* Switch and Data Inc.	3,955	71
* The Knot, Inc.	6,023	70
NIC Inc.	8,552	70
Marchex, Inc.	5,038	67
* GSI Commerce, Inc.	4,500	65
InfoSpace, Inc.	7,141	65
* Perficient, Inc.	5,979	63
* WebMD Health Corp. Class A	1,849	56
* Internap Network Services Corp.	9,625	51
* Chordiant Software, Inc.	7,080	45
* Constant Contact, Inc.	2,343	45
* Liquidity Services, Inc.	3,270	36
Openwave Systems Inc.	18,301	36
* DivX, Inc.	3,330	33
* Dice Holdings Inc.	2,789	21
* TechTarget	1,721	21
* Limelight Networks Inc.	6,131	21
* Internet Brands Inc.	2,798	20

		53,729

IT Services (9.5%)
* Visa Inc.	86,167	7,441
Accenture Ltd.	126,879	5,179
MasterCard, Inc. Class A	15,716	4,851
Automatic Data Processing, Inc.	110,865	4,773
Western Union Co.	159,207	3,764
Electronic Data Systems Corp.	107,956	2,644
Paychex, Inc.	69,415	2,398
* Cognizant Technology Solutions Corp.	61,672	2,176
* Fiserv, Inc.	34,870	1,826
Fidelity National Information Services, Inc.	41,190	1,659
* Computer Sciences Corp.	33,656	1,654
* Iron Mountain, Inc.	40,477	1,216
* Affiliated Computer Services, Inc. Class A	18,954	1,027
* Alliance Data Systems Corp.	16,714	1,003
Total System Services, Inc.	35,755	877
Global Payments Inc.	16,789	793
* Hewitt Associates, Inc.	19,659	770
* SAIC, Inc.	35,386	705
Broadridge Financial Solutions LLC	29,675	669
* DST Systems, Inc.	10,199	647
* Metavante Technologies	18,893	481
* Convergys Corp.	26,882	434
* NeuStar, Inc. Class A	16,206	379
* Unisys Corp.	74,552	377
* CACI International, Inc.	6,402	326
* Perot Systems Corp.	19,704	326
* Gartner, Inc. Class A	14,628	319
* Wright Express Corp.	8,469	271
* CyberSource Corp.	13,759	267
Acxiom Corp.	15,522	228
* SRA International, Inc.	9,222	217
* ManTech International Corp.	4,260	215
* VeriFone Holdings, Inc.	14,152	208
* Euronet Worldwide, Inc.	8,874	174
Syntel, Inc.	5,272	172
* Genpact, Ltd.	11,276	164
MAXIMUS, Inc.	3,923	144
Heartland Payment Systems, Inc.	4,790	124
* Sapient Corp.	18,663	123
* TNS Inc.	4,631	116
* CSG Systems International, Inc.	7,612	101
* Forrester Research, Inc.	3,211	97
* Ciber, Inc.	11,657	82
* Global Cash Access, Inc.	10,598	76
* Ness Technologies Inc.	6,655	75
* ExlService Holdings, Inc.	3,141	63
* RightNow Technologies Inc.	3,994	59
* BearingPoint, Inc.	40,969	56
infoUSA Inc.	7,299	41
* iGATE Corp.	4,682	40
Gevity HR, Inc.	4,944	37
* Lionbridge Technologies, Inc.	12,425	30

		51,894

Office Electronics (0.6%)
Xerox Corp.	194,597	2,643
* Zebra Technologies Corp. Class A	14,479	544

		3,187

Semiconductors & Semiconductor Equipment (15.6%)
Intel Corp.	1,227,519	28,454
Texas Instruments, Inc.	281,285	9,136
Applied Materials, Inc.	287,567	5,697
* MEMC Electronic Materials, Inc.	48,626	3,339
* Broadcom Corp.	99,444	2,853
* NVIDIA Corp.	112,024	2,767
Analog Devices, Inc.	62,337	2,189
* Marvell Technology Group Ltd.	106,578	1,850
KLA-Tencor Corp.	38,185	1,761
Linear Technology Corp.	46,860	1,723
Xilinx, Inc.	60,722	1,652
Altera Corp.	65,173	1,508
Microchip Technology, Inc.	40,041	1,475
* Micron Technology, Inc.	161,214	1,301
National Semiconductor Corp.	54,056	1,138
* LSI Corp.	149,704	1,088
* LAM Research Corp.	26,467	1,077
* Cypress Semiconductor Corp.	33,817	943
* Advanced Micro Devices, Inc.	128,427	884
* ON Semiconductor Corp.	79,809	789
Intersil Corp.	26,873	749
* Varian Semiconductor Equipment Associates, Inc.	16,143	614
* Novellus Systems, Inc.	21,625	517
* Teradyne, Inc.	36,890	507
* Microsemi Corp.	16,584	454
* Integrated Device Technology Inc.	38,718	437
* Cree, Inc.	16,340	415
* Rambus Inc.	20,051	414
* Atheros Communications, Inc.	12,108	405
* Atmel Corp.	90,485	404
* Fairchild Semiconductor International, Inc.	26,446	397
* PMC Sierra Inc.	46,071	392
* Silicon Laboratories Inc.	10,560	389
* International Rectifier Corp.	15,432	358
* Skyworks Solutions, Inc.	34,374	355
* Verigy Ltd.	12,705	324
* Amkor Technology, Inc.	25,154	268
* MKS Instruments, Inc.	10,238	241
* Semtech Corp.	13,523	237
* RF Micro Devices, Inc.	58,484	234
* FormFactor Inc.	9,856	215
* ATMI, Inc.	7,188	215
* Tessera Technologies, Inc.	10,206	215
* Cymer, Inc.	6,538	202
* TriQuint Semiconductor, Inc.	30,018	200
* OmniVision Technologies, Inc.	11,794	191
* Cabot Microelectronics Corp.	5,132	190
* Entegris Inc.	24,583	189
* FEI Co.	7,758	182
* Diodes Inc.	6,426	181
* Standard Microsystem Corp.	5,014	163
* Zoran Corp.	10,964	160
* ANADIGICS, Inc.	12,924	160
* Hittite Microwave Corp.	3,616	144
* Applied Micro Circuits Corp.	14,604	143
* Brooks Automation, Inc.	13,904	142
* Netlogic Microsystems Inc.	3,646	138
* Cavium Networks, Inc.	5,138	134
* Monolithic Power Systems	5,314	129
* Silicon Image, Inc.	18,123	127
* Axcelis Technologies, Inc.	21,888	125
* Veeco Instruments, Inc.	6,419	123
* Advanced Energy Industries, Inc.	7,740	123
Micrel, Inc.	12,197	117
* Cirrus Logic, Inc.	17,128	112
* Sigma Designs, Inc.	5,985	111
* Actel Corp.	5,608	96
* SiRF Technology Holdings, Inc.	12,200	89
* Lattice Semiconductor Corp.	24,574	87
* Kulicke & Soffa Industries, Inc.	11,716	83
* Spansion Inc. Class A	25,639	81
Cohu, Inc.	4,688	80
* Photronics, Inc.	8,449	76
* Exar Corp.	8,392	66
* Silicon Storage Technology, Inc.	20,010	65
* Supertex, Inc.	2,524	64
* Rudolph Technologies, Inc.	5,961	60
* Trident Microsystems, Inc.	12,681	59
* Advanced Analogic Technologies, Inc.	8,372	58
* DSP Group Inc.	6,964	58
* Mattson Technology, Inc.	11,174	56
* Conexant Systems, Inc.	104,985	48
* Rubicon Technology, Inc.	1,530	35
* Eagle Test Systems, Inc.	2,697	31
* PDF Solutions, Inc.	4,832	27

		85,085

Software (21.0%)
Microsoft Corp.	1,776,442	50,309
* Oracle Corp.	871,495	19,905
* Adobe Systems, Inc.	116,859	5,149
* Symantec Corp.	179,510	3,901
* Electronic Arts Inc.	67,183	3,373
CA, Inc.	87,104	2,312
* Activision, Inc.	62,334	2,104
* Autodesk, Inc.	49,171	2,024
* Intuit, Inc.	67,139	1,944
* BMC Software, Inc.	40,747	1,634
* NAVTEQ Corp.	20,919	1,601
* salesforce.com, inc.	21,477	1,553
* Citrix Systems, Inc.	39,296	1,345
* McAfee Inc.	34,421	1,248
* Red Hat, Inc.	41,231	1,004
* Synopsys, Inc.	30,821	812
* ANSYS, Inc.	16,627	786
* Nuance Communications, Inc.	35,467	699
* Cadence Design Systems, Inc.	59,002	686
FactSet Research Systems Inc.	9,718	629
* VMware Inc.	8,794	604
* Compuware Corp.	58,155	593
* MICROS Systems, Inc.	17,442	575
* Sybase, Inc.	16,676	534
* Novell, Inc.	74,323	526
* Parametric Technology Corp.	24,687	464
* Take-Two Interactive Software, Inc.	15,735	426
Jack Henry & Associates Inc.	16,659	396
* Concur Technologies, Inc.	9,325	342
* Informatica Corp.	18,659	336
* TIBCO Software Inc.	40,496	313
* THQ Inc.	14,108	303
* Solera Holdings, Inc.	11,078	302
* Progress Software Corp.	8,936	278
Fair Isaac, Inc.	10,719	271
* Lawson Software, Inc.	28,406	248
* Quest Software, Inc.	14,058	239
* Macrovision Solutions Corp.	17,417	236
* Blackboard Inc.	5,893	223
Blackbaud, Inc.	9,427	223
* Mentor Graphics Corp.	19,098	222
* Net 1 UEPS Technologies, Inc.	7,811	218
* The Ultimate Software Group, Inc.	5,289	200
* Wind River Systems Inc.	16,769	181
* TiVo Inc.	20,024	168
* Advent Software, Inc.	3,905	168
* MicroStrategy Inc.	1,996	159
* Commvault Systems, Inc.	8,862	155
* SPSS, Inc.	3,870	152
* Manhattan Associates, Inc.	5,466	139
* ACI Worldwide, Inc.	7,666	133
* JDA Software Group, Inc.	6,159	126
* Tyler Technologies, Inc.	7,918	125
Quality Systems, Inc.	3,783	125
* Ansoft Corp.	3,271	119
* MSC Software Corp.	9,496	117
* EPIQ Systems, Inc.	6,362	105
* Epicor Software Corp.	11,377	98
* Kenexa Corp.	4,462	90
* Taleo Corp. Class A	4,535	90
* VASCO Data Security International, Inc.	6,018	78
* Radiant Systems, Inc.	5,494	75
* Secure Computing Corp.	11,432	61
* Magma Design Automation, Inc.	7,974	60
* NetSuite Inc.	2,628	60
* FalconStor Software, Inc.	6,433	57
* Symyx Technologies, Inc.	7,290	56
* Intervoice, Inc.	8,235	53
* Sonic Solutions, Inc.	5,495	53
* Synchronoss Technologies, Inc.	3,888	52
* SuccessFactors Inc.	2,902	32
* Monotype Imaging Holdings Inc.	2,300	32
Renaissance Learning, Inc.	1,677	25
* Deltek, Inc.	2,215	22
* Borland Software Corp.	258	-

		114,056

Total Investments (100.0%)
(Cost $533,425)		544,066

Other Assets and Liabilities - Net (0.0%)		250

Net Assets (100%)		544,316

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At May 31, 2008, the cost of investment securities for tax purposes was $533,425,000. Net unrealized appreciation of investment securities for tax purposes was $10,641,000, consisting of unrealized gains of $45,060,000 on securities that had risen in value since their purchase and $34,419,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund
Schedule of Investments
May 31, 2008

	Shares	Market Value ($000)

Common Stocks (100.1%)

Chemicals (53.1%)
Monsanto Co.	445,500	56,757
E.I. du Pont de Nemours & Co.	731,285	35,036
Dow Chemical Co.	764,005	30,866
Praxair, Inc.	254,861	24,227
Air Products & Chemicals, Inc.	174,492	17,784
* The Mosaic Co.	126,100	15,803
PPG Industries, Inc.	133,145	8,392
Ecolab, Inc.	150,955	6,767
Sigma-Aldrich Corp.	105,252	6,185
Celanese Corp. Series A	123,069	5,993
CF Industries Holdings, Inc.	43,557	5,963
Rohm & Haas Co.	103,529	5,589
Eastman Chemical Co.	64,934	4,975
FMC Corp.	58,066	4,296
Airgas, Inc.	60,658	3,589
Terra Industries, Inc.	73,268	3,197
Lubrizol Corp.	55,615	3,120
Huntsman Corp.	133,379	2,925
Nalco Holding Co.	114,227	2,778
Albemarle Corp.	62,370	2,774
International Flavors & Fragrances, Inc.	59,701	2,505
Ashland, Inc.	46,003	2,469
RPM International, Inc.	99,293	2,436
Cytec Industries, Inc.	36,802	2,324
Hercules, Inc.	87,663	1,808
Valspar Corp.	78,186	1,764
Chemtura Corp.	197,940	1,728
Cabot Corp.	53,457	1,713
* W.R. Grace & Co.	57,712	1,563
Olin Corp.	60,773	1,367
Sensient Technologies Corp.	36,946	1,162
H.B. Fuller Co.	45,763	1,138
* Rockwood Holdings, Inc.	29,987	1,101
Minerals Technologies, Inc.	15,621	1,087
* OM Group, Inc.	24,658	1,072
Scotts Miracle-Gro Co.	36,392	1,026
NewMarket Corp.	10,671	835
Arch Chemicals, Inc.	20,074	763
Ferro Corp.	35,231	682
* Zoltek Cos., Inc.	21,776	658
Koppers Holdings, Inc.	13,548	585
* PolyOne Corp.	71,533	554
* Calgon Carbon Corp.	29,543	524
Innospec, Inc.	19,419	478
A. Schulman Inc.	19,265	435
Spartech Corp.	25,638	276
Westlake Chemical Corp.	15,840	275
Innophos Holdings Inc.	8,490	237
* Flotek Industries, Inc.	12,672	217
American Vanguard Corp.	16,061	215
Georgia Gulf Corp.	26,561	113
NL Industries, Inc.	7,940	91
Tronox Inc. Class B	18,138	60
Tronox Inc.	15,090	54

		280,331

Construction Materials (2.6%)
Vulcan Materials Co.	87,818	6,756
Martin Marietta Materials, Inc.	33,520	3,911
Texas Industries, Inc.	18,886	1,377
Eagle Materials, Inc.	35,250	1,264
* Headwaters Inc.	34,297	373

		13,681

Containers & Packaging (7.1%)
* Owens-Illinois, Inc.	127,405	7,290
Ball Corp.	75,451	4,097
* Crown Holdings, Inc.	130,694	3,771
Sealed Air Corp.	132,126	3,219
Sonoco Products Co.	80,924	2,802
* Pactiv Corp.	106,754	2,629
AptarGroup Inc.	55,650	2,489
Packaging Corp. of America	84,862	2,210
Bemis Co., Inc.	82,259	2,188
* Smurfit-Stone Container Corp.	208,970	1,406
Greif Inc. Class A	19,358	1,298
Temple-Inland Inc.	86,699	1,263
Silgan Holdings, Inc.	21,516	1,231
Rock-Tenn Co.	29,442	1,051
Myers Industries, Inc.	22,799	277
* Graphic Packaging Holding Co.	81,349	243

		37,464

Metals & Mining (31.6%)
Freeport-McMoRan Copper & Gold, Inc. Class B	310,473	35,925
Alcoa Inc.	662,634	26,896
Nucor Corp.	254,871	19,064
Newmont Mining Corp. (Holding Co.)	354,189	16,835
United States Steel Corp.	95,775	16,541
Cleveland-Cliffs Inc.	73,524	7,845
AK Steel Holding Corp.	90,900	6,454
Allegheny Technologies Inc.	73,917	5,544
Steel Dynamics, Inc.	130,394	4,707
Reliance Steel & Aluminum Co.	54,785	3,724
Commercial Metals Co.	94,943	3,475
Carpenter Technology Corp.	37,228	2,055
* Century Aluminum Co.	26,875	1,962
Compass Minerals International, Inc.	26,476	1,933
Schnitzer Steel Industries, Inc. Class A	17,259	1,728
Titanium Metals Corp.	92,498	1,609
* Coeur d'Alene Mines Corp.	403,406	1,263
Worthington Industries, Inc.	55,615	1,109
* Hecla Mining Co.	98,720	890
Kaiser Aluminum Corp.	12,643	811
* RTI International Metals, Inc.	18,736	807
Royal Gold, Inc.	21,941	675
* Haynes International, Inc.	9,439	645
* Esmark, Inc.	31,980	604
AMCOL International Corp.	18,318	565
* Brush Engineered Materials Inc.	16,593	554
* Stillwater Mining Co.	37,680	541
A.M. Castle & Co.	13,437	441
* Horsehead Holding Corp.	26,155	367
Olympic Steel, Inc.	5,512	358
* General Moly, Inc.	34,779	308
* Apex Silver Mines Ltd.	43,033	293

		166,528

Paper & Forest Products (5.7%)
Weyerhaeuser Co.	177,203	11,045
International Paper Co.	330,703	9,002
MeadWestvaco Corp.	141,458	3,640
* Domtar Corp.	422,342	2,901
Louisiana-Pacific Corp.	83,691	1,016
Glatfelter	34,710	541
* AbitibiBowater, Inc.	44,211	525
Deltic Timber Corp.	8,674	468
Wausau Paper Corp.	36,649	348
* Buckeye Technology, Inc.	30,089	320
Neenah Paper Inc.	12,163	258
Schweitzer-Mauduit International, Inc.	11,973	244

		30,308

Total Investments (100.1%)
(Cost $452,464)		528,312

Other Assets and Liabilities-Net (-0.1%)		(531)

Net Assets (100%)		527,781

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2008, the cost of investment securities for tax purposes was $452,464,000. Net unrealized appreciation of investment securities for tax purposes was $75,848,000, consisting of unrealized gains of $99,984,000 on securities that had risen in value since their purchase and $24,136,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund
Schedule of Investments
May 31, 2008

	Shares	Market Value ($000)

Common Stocks (100.1%)

Diversified Telecommunication Services (69.2%)
* Verizon Communications Inc.	948,776	36,499
AT&T Inc.	906,534	36,171
* Qwest Communications International Inc.	903,418	4,381
* Embarq Corp.	87,406	4,136
* Windstream Corp.	286,169	3,817
* Level 3 Communications, Inc.	989,856	3,395
* Citizens Communications Co.	245,794	2,866
* CenturyTel, Inc.	79,144	2,802
* Time Warner Telecom Inc.	129,396	2,420
* Cincinnati Bell Inc.	444,455	1,871
* Premiere Global Services, Inc.	118,667	1,798
* PAETEC Holding Corp.	201,891	1,785
* FairPoint Communications, Inc.	194,655	1,752
* Cogent Communications Group, Inc.	102,390	1,684
* Iowa Telecommunications Services Inc.	87,345	1,679
* Cbeyond Inc.	89,452	1,659
* Global Crossing Ltd.	91,325	1,655
Atlantic Tele-Network, Inc.	54,996	1,648
Alaska Communications Systems Holdings, Inc.	126,736	1,640
* Vonage Holdings Corp.	805,037	1,610
* NTELOS Holdings Corp.	57,530	1,606
* Shenandoah Telecommunications Co.	97,196	1,592
* General Communication, Inc.	211,927	1,560
* Consolidated Communications Holdings, Inc.	101,828	1,527
* SureWest Communications	147,319	1,447
* Globalstar, Inc.	481,875	1,407
* IDT Corp. Class B	363,900	1,299
* IDT Corp.	67,038	221

		125,927

Wireless Telecommunication Services (30.9%)
* Sprint Nextel Corp.	1,016,892	9,518
* American Tower Corp. Class A	179,695	8,216
* Crown Castle International Corp.	134,833	5,729
* NII Holdings Inc.	92,585	4,648
* Metropcs Communications Inc.	145,558	3,092
* SBA Communications Corp.	75,595	2,814
* Leap Wireless International, Inc.	44,935	2,582
* U.S. Cellular Corp.	30,234	1,894
* Clearwire Corp.	130,967	1,856
* Syniverse Holdings Inc.	83,750	1,806
* Centennial Communications Corp. Class A	225,436	1,707
* Telephone & Data Systems, Inc.	35,644	1,699
* TerreStar Corp.	340,514	1,651
* Rural Cellular Corp. Class A	36,667	1,641
* iPCS, Inc.	53,917	1,618
* Telephone & Data Systems, Inc. - Special Common Shares	35,497	1,558
* USA Mobility, Inc.	192,994	1,515
* Fibertower Corp.	971,183	1,486
* ICO Global Communications (Holdings) Ltd.	241,654	1,087

		56,117

Total Investments (100.1%)
(Cost $206,272)		182,044

Other Assets and Liabilities-Net (-0.1%)		(243)

Net Assets (100%)		181,801

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2008, the cost of investment securities for tax purposes was $206,272,000. Net unrealized depreciation of investment securities for tax purposes was $24,228,000, consisting of unrealized gains of $6,098,000 on securities that had risen in value since their purchase and $30,326,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund
Schedule of Investments
May 31, 2008

	Shares	Market Value ($000)

Common Stocks (100.0%)

Electric Utilities (49.2%)
Exelon Corp.	547,007	48,137
Southern Co.	632,622	22,901
FPL Group, Inc.	320,155	21,617
FirstEnergy Corp.	252,181	19,849
Entergy Corp.	159,745	19,292
Duke Energy Corp.	1,043,202	19,278
PPL Corp.	307,906	15,799
American Electric Power Co., Inc.	331,261	14,022
Edison International	256,056	13,630
Progress Energy, Inc.	203,709	8,711
Allegheny Energy, Inc.	138,340	7,574
Pepco Holdings, Inc.	160,299	4,334
Northeast Utilities	128,293	3,350
Pinnacle West Capital Corp.	83,140	2,808
DPL Inc.	93,979	2,671
Sierra Pacific Resources	193,489	2,626
ITC Holdings Corp.	40,126	2,190
Westar Energy, Inc.	86,701	2,081
Great Plains Energy, Inc.	71,285	1,870
Hawaiian Electric Industries Inc.	69,021	1,821
Cleco Corp.	49,781	1,244
Portland General Electric Co.	51,730	1,211
IDACORP, Inc.	37,285	1,143
UniSource Energy Corp.	29,139	988
ALLETE, Inc.	21,591	959
* El Paso Electric Co.	37,186	804
UIL Holdings Corp.	19,696	638
MGE Energy, Inc.	18,176	624
Empire District Electric Co.	27,642	572

		242,744

Gas Utilities (9.6%)
Questar Corp.	142,949	9,180
Equitable Resources, Inc.	101,969	7,161
Energen Corp.	56,336	4,222
ONEOK, Inc.	81,783	4,094
National Fuel Gas Co.	62,188	3,751
UGI Corp. Holding Co.	88,317	2,383
Southern Union Co.	89,361	2,377
AGL Resources Inc.	63,112	2,253
Atmos Energy Corp.	74,420	2,038
Piedmont Natural Gas, Inc.	60,619	1,639
Nicor Inc.	37,339	1,525
WGL Holdings Inc.	40,920	1,428
New Jersey Resources Corp.	34,670	1,155
Southwest Gas Corp.	35,111	1,095
Northwest Natural Gas Co.	21,794	994
South Jersey Industries, Inc.	24,370	932
The Laclede Group, Inc.	17,125	685
EnergySouth, Inc.	6,031	327

		47,239

Independent Power Producers & Energy Traders (10.3%)
Constellation Energy Group, Inc.	147,190	12,692
* AES Corp.	553,655	10,785
* NRG Energy, Inc.	185,820	7,728
* Mirant Corp.	183,103	7,438
* Reliant Energy, Inc.	285,704	7,303
* Dynegy, Inc.	413,867	3,899
Ormat Technologies Inc.	16,789	841
* Synthesis Energy Systems, Inc.	17,600	194

		50,880

Multi-Utilities (30.2%)
Dominion Resources, Inc.	475,548	22,018
Public Service Enterprise Group, Inc.	420,631	18,617
Sempra Energy	205,362	11,872
PG&E Corp.	298,970	11,836
Consolidated Edison Inc.	225,132	9,298
Ameren Corp.	172,320	7,832
Xcel Energy, Inc.	355,021	7,566
DTE Energy Co.	134,209	5,937
MDU Resources Group, Inc.	143,398	4,736
Wisconsin Energy Corp.	96,736	4,647
CenterPoint Energy Inc.	257,263	4,358
NiSource, Inc.	226,818	4,103
SCANA Corp.	91,688	3,680
TECO Energy, Inc.	174,288	3,550
Alliant Energy Corp.	91,376	3,430
Energy East Corp.	130,940	3,314
Integrys Energy Group, Inc.	63,224	3,247
Puget Energy, Inc.	107,279	3,003
NSTAR	88,359	2,963
CMS Energy Corp.	186,282	2,904
OGE Energy Corp.	75,954	2,548
Vectren Corp.	63,068	1,860
* Aquila, Inc.	310,981	1,185
Black Hills Corp.	31,237	1,101
PNM Resources Inc.	63,308	940
Avista Corp.	43,858	931
NorthWestern Corp.	32,242	855
CH Energy Group, Inc.	12,988	492

		148,823

Water Utilities (0.7%)
Aqua America, Inc.	110,380	1,885
California Water Service Group	16,171	589
American States Water Co.	14,172	478
SJW Corp.	11,343	352

		3,304

Total Investments (100.0%)
(Cost $469,692)		492,990

Other Assets and Liabilities - Net (0.0%)		(87)

Net Assets (100%)		492,903

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At May 31, 2008, the cost of investment securities for tax purposes was $469,692,000. Net unrealized appreciation of investment securities for tax purposes was $23,298,000, consisting of unrealized gains of $41,632,000 on securities that had risen in value since their purchase and $18,334,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 16, 2008

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 16, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.